Registration Nos:	2-91948
			811-4061


	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	     X

Pre-Effective Amendment No.

Post-Effective Amendment No.          25       	     X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
      ACT OF 1940	     X

Amendment No.      24      	      X


	SMITH BARNEY MANAGED GOVERNMENTS FUND INC.
	(Exact name of Registrant as specified in Charter)

	388 Greenwich Street, New York, New York 10013
	(Address of principal executive offices) (Zip Code)

	          (212) 816-6474
	(Registrant's telephone number, including Area Code)

	Christina T. Sydor
	Secretary

	Smith Barney Managed Governments Fund Inc.
	388 Greenwich Street
	New York, New York 10013
	(22nd Floor)
	(Name and address of agent for service)

	Approximate Date of Proposed Public Offering:
	As soon as possible after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective:

                  immediately upon filing pursuant to Rule 485(b)
     on X November 27, 1998      pursuant to Rule 485(b)
            on                  pursuant to Rule 485(a)

The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940.  Registrant's Rule 24f-2
Notice for the fiscal year ended     July 31, 1998 was filed
on October 8, 1998 as Accession Number 0000091155-98-000619.

SMITH BARNEY MANAGED GOVERNMENTS FUND INC.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents

Front Cover

Contents Page

Cross-Reference Sheet

Part C - Other Information

Signature Page

Exhibits


SMITH BARNEY MANAGED GOVERNMENTS FUND INC.

	FORM N-1A

	CROSS REFERENCE SHEET

	PURSUANT TO RULE 495(a)

Part A.
Item No.					Prospectus Caption

1. Cover Page					Cover Page

2. Synopsis					Prospectus Summary

3. Condensed Financial Information		Financial Highlights;
						Performance

4. General Description of Registrant		Cover Page; Prospectus
						Summary;
						Purchase of Shares; Investment
						Objective and
						Management Policies; Additional
						Information

5. Management of the Fund			Management of the Fund;
						Distributor;
						Additional Information

6. Capital Stock and Other Securities		Purchase of Shares;
						Dividends, Distributions
						and Taxes; Additional Information

7. Purchase of Securities			Purchase of Shares;
						Valuation of Shares;
						Redemption of Shares; Exchange
						Privilege;
						Distributor; Additional Information

8. Redemption or Repurchase			Purchase of Shares; Redemption
						of Shares

9. Legal Proceedings				Not Applicable


Part B						Statement of
Item No.					Additional Information Caption

10. Cover					Cover Page

11. Table of Contents				   Table of     Contents

12. General Information				    Additional
						Information    ; Distributor

13. Investment Objectives and Policies		Investment Objective and
						Management
						Policies

14. Management of the Fund			Management of the Fund;
						Distributor

15. Control Persons and Principal		Management of the Fund
     Holders of Securities

16. Investment Advisory and Other Services	Management of the Fund;
						Distributor

17. Brokerage Allocation			Investment Objective and
						Management Policies

18. Capital Stock and Other Securities		Purchase of Shares;
						Redemption of Share;
						Taxes

19. Purchase,					Purchase of Shares;
 Redemption and Pricing of			Redemption of Shares;
     Securities Being Offered			Distributor; Valuation of
						Shares; Exchange Privilege

20. Tax Status					Taxes

21. Underwriters				Distributor

22. Calculation of Performance Data		Performance Data

23. Financial Statements				Financial Statements


PART A
PROSPECTUS

                                                                    SMITH BARNEY
                                                                         Managed
                                                                     Governments
                                                                       Fund Inc.

                                                          NOVEMBER 27, 1998

                                                   Prospectus begins on page one


P R O S P E C T U S


[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

PROSPECTUS
                                                         NOVEMBER 27, 1998

Smith Barney Managed Governments Fund Inc.
388 Greenwich Street
New York, New York 10013
800-451-2010

  Smith Barney Managed Governments Fund Inc. (the "Fund") is a diversified fund designed to provide investors with high current income consistent with liquid-ity and safety of capital. The Fund seeks to achieve this objective by invest-ing in debt obligations of varying maturities issued or guaranteed by the United States government or its agencies or instrumentalities (with emphasis on mortgage-backed government securities) and by writing covered put and call options against certain of such securities. The Fund also may enter into cer-tain other options and futures transactions for hedging purposes.

  This Prospectus sets forth concisely certain information about the Fund, including sales charges, distribution and service fees and expenses, that pro-spective investors will find helpful in making an investment decision. Invest-ors are encouraged to read this Prospectus carefully and retain it for future reference.

  Additional information about the Fund is contained in a Statement of Addi-tional Information dated November 25, 1998, (the "SAI") as amended or supple-mented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Salomon Smith Barney Financial Consultant. The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorpo-rated by reference into this Prospectus in its entirety.

CFBDS, INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                           10
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   15
-------------------------------------------------
VALUATION OF SHARES                            24
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             24
-------------------------------------------------
PURCHASE OF SHARES                             26
-------------------------------------------------
EXCHANGE PRIVILEGE                             34
-------------------------------------------------
REDEMPTION OF SHARES                           37
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           40
-------------------------------------------------
PERFORMANCE                                    40
-------------------------------------------------
MANAGEMENT OF THE FUND                         41
-------------------------------------------------
DISTRIBUTOR                                    42
-------------------------------------------------
ADDITIONAL INFORMATION                         43

--------------------------------------------------------------------------------

  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the distributor. This Prospectus does not constitute an offer by the Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

--------------------------------------------------------------------------------

PROSPECTUS SUMMARY


  The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the SAI. Cross references in this summary are to headings in the Prospectus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified management invest-ment company designed to provide investors with high current income consistent with liquidity and safety of capital. The Fund seeks to achieve its objective by investing in debt obligations of varying maturities issued or guaranteed by the United States government or its agencies or instrumentalities ("U.S. gov-ernment securities") and by writing covered put and call options. The Fund's portfolio of U.S. government securities will consist principally of mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). The Fund may seek to hedge against changes in the value of its portfolio securities by purchasing options on securities and by purchasing and selling interest rate futures con-tracts and related options. See "Investment Objective and Management Poli-cies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class L shares, which differ principally in terms of sales charges and rates of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000. See "Purchase of Shares" and "Redemption of Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 4.50% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more, will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summa-ry--Reduced or No Initial Sales Charge."

  Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and 1.00% each year thereafter to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual serv-ice fee of 0.25% and an annual distribution fee of 0.50% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

  Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares--Deferred Sales Charge Alternatives."

  Class L Shares. Class L shares are sold at net asset value plus an initial sales charge of 1.00% of the purchase price. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.45% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class L shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class L shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of the Fund's shares, which when combined with current holdings of Class L shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

  In deciding which Class of Fund shares to purchase, investors should con-sider the following factors, as well as any other relevant facts and circum-stances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended duration of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class B shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of this Class. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case. Class L shares which have a lower upfront sales charge but are subject to higher distribution fees than Class A shares, are suitable for investors who are not investing or intending to invest an amount which would receive a sub-stantial sales charge discount and who have a short-term or undetermined time frame.

  Finally, investors should consider the effect of the CDSC period and any con-version rights of the Classes in the context of their own investment time frame. For example, while Class L shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class L shares to investors with longer term investment outlooks.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share pur-chases of $500,000 or more, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the pur-chase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Salomon Smith Barney Inc. ("Salomon Smith Barney") listed under "Exchange Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongo-ing expenses of Class A shares may be lower than those for Class B and Class L shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

  Salomon Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the purpose of the CDSC on the Class B and Class L shares is the same as that of the initial sales charge on the Class A shares.

  See "Purchase of Shares" and "Management of the Fund" for a complete descrip-tion of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Ex-change Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A and Class L shares are available without a sales charge as investment alternatives under both of these Programs. See "Pur-chase of Shares--Smith Barney 401(k) and ExecChoice(TM) Programs."

DISTRIBUTOR The Fund has entered into an agreement with CFBDS, Inc. ("CFBDS") to distribute the Fund's shares.

PURCHASE OF SHARES Investors may purchase shares from a Salomon Smith Barney Financial Consultant, an investment dealer in the selling group or a broker that clears securities through Salomon Smith Barney. (An investment dealer in the selling group and a broker that clears securities through Salomon Smith Barney are collectively referred to as "Dealer Representatives.") In addition, certain investors, including qualified retirement plans and investors purchas-ing through certain Dealer Representatives, may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investor Services Group, Inc. (the "Transfer Agent"). See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class L shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B, and Class L shares and the subsequent invest-ment requirement for all Classes is $25. For minimum investment requirements for all Classes through the Systematic Investment Plan, see below. See "Pur-chase of Shares."

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment require-ment for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes for shareholders purchasing shares through the Sys-tematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Re-demption of Shares."

MANAGEMENT OF THE FUND Mutual Management Corp. ("MMC" or the "Advisor") (for-merly known as Smith Barney Mutual Funds Management Inc.) serves as the Fund's investment adviser and administrator. MMC is a wholly owned subsidiary of Salo-mon Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsid-iary of Citigroup Inc. ("Citigroup"). Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading
-- and use diverse channels to make them available to consumer and corpo     -
rate customers around the world. Among these businesses are Citibank, Commer-cial Credit, Primerica Financial Services, Salomon Smith Barney, SSBC Asset Management, Travelers Life & Annuity, and Travelers Property Casualty. See "Management of the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respec-tive net asset values next determined. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Salomon Smith Barney Financial Consultants. See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are generally paid on the last Friday of each calendar month to shareholders of record as of three business days prior thereto. Distributions of net realized capital gains, if any, are paid at least annually. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and dis-tribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Fund's investment objective will be achieved. Historically, the yields pro-vided by mortgage-backed U.S. government securities have exceeded the yields on other types of U.S. government securities of comparable maturity. Thus, the Fund's yield may at times be higher than that of mutual funds investing solely in other types of U.S. government securities. However, mortgage-backed U.S. government securities may be less effective than other such securities as a means of "locking in" attractive long-term interest rates due to the need to reinvest prepayments of principal generally and the possibility of significant unscheduled prepayments resulting from declines in mortgage interest rates. In addition, the market values of the U.S. government securities held in the Fund's portfolio--and, accordingly, the Fund's net asset value--generally will vary inversely with changes in market interest rates, both declining when interest rates rise and rising when interest rates decline. Mortgage-backed U.S. government securities, however, may have less potential for capital appreciation than other investments of comparable maturities due to the like-lihood of increased prepayments of mortgages as interest rates decline, while having comparable risk of decline in value during periods of rising rates. See "Investment Objective and Management Policies."

THE FUND'S EXPENSES The following expense table lists the costs and expenses that an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's operating expenses for its most recent fiscal year:

  MANAGED GOVERNMENTS FUND                   CLASS A  CLASS B CLASS L* CLASS Y
------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on
      purchases
      (as a percentage of offering price)     4.50%    None     1.00%   None
    Maximum CDSC (as a percentage of
      original cost or redemption proceeds,
      whichever is lower)                     None**   4.50%    1.00%   None
------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
    (as a percentage of average net assets)
    Management Fees                           0.65%    0.65%    0.65%   0.65%
    12b-1 Fees***                             0.25     0.75     0.70    None
    Other Expenses                            0.13     0.16     0.14    0.04
------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES               1.03%    1.56%    1.49%   0.69%
------------------------------------------------------------------------------

  * Class L shares were called Class C shares until June 12, 1998. For shareholders who owned Class C shares of the Fund as of June 12, 1998, Class L shares may be purchased without paying the 1% initial sales charge until June 22, 2001.
 ** Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
*** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class L shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class L shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

  Class A shares of the Fund purchased through the Smith Barney AssetOne Pro-gram will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Salomon Smith Barney Financial Consultant. The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges depending on the amount purchased and, in the case of Class L and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) and ExecChoice(TM) Programs. See "Purchase of Shares" and "Redemption of Shares." Salomon Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Salomon Smith Barney also receives, with respect to Class B shares, an annual 12b-1 fee of 0.75% of the value of the average daily net assets of that Class, consisting of a 0.50% distribution fee and a 0.25% service fee. For Class L shares, Salomon Smith Barney receives an annual 12b-1 fee of 0.70% of the value of average daily net assets of this Class, consisting of a 0.45% dis-tribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

  EXAMPLE The following example is intended to assist an investor in under-standing the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."

  MANAGED GOVERNMENTS FUND                    1 YEAR 3 YEARS 5 YEARS 10 YEARS*
------------------------------------------------------------------------------
  An investor would pay the following
  expenses on a $1,000 investment, assuming
  (1) 5.00% annual return and (2) redemption
  at the end of each time period:
    Class A..................................  $55     $76     $99     $165
    Class B..................................   61      79      95      171
    Class L..................................   35      57      91      186
    Class Y..................................    7      22      38       86
  An investor would pay the following
  expenses on the same investment, assuming
  the same annual return and no redemption:
    Class A..................................  $55     $76     $99     $165
    Class B..................................   16      49      85      171
    Class L..................................   25      57      91      186
    Class Y..................................    7      22      38       86
------------------------------------------------------------------------------

 * Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTA-TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

The following information for the four year period ended July 31, 1998 has been audited by KPMG Peat Marwick LLP, independent accountants, whose report thereon appears in the Fund's Annual Report dated July 31, 1998. The following information for the fiscal years ended July 31, 1989 through July 31, 1994 has been audited by other auditors. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference into the Statement of Addi-tional Information.

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:
MANAGED GOVERNMENTS FUND

CLASS A SHARES                 1998   1997(1)  1996(1)   1995    1994   1993(1)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
OF YEAR                       $12.84   12.27   $12.63   $12.50  $13.29  $12.88
-------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income          0.75    0.80     0.81     0.81    0.75    0.69
 Net realized and unrealized
   gain (loss)                 (0.06)   0.59    (0.34)    0.10   (0.74)   0.61
-------------------------------------------------------------------------------
Total Income From Operations    0.69    1.39     0.47     0.91    0.01    1.30
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income         (0.80)  (0.82)   (0.82)   (0.74)  (0.61)  (0.66)
 Net realized gains              --      --       --       --      --    (0.23)
 Capital                         --      --     (0.01)   (0.04)  (0.19)    --
-------------------------------------------------------------------------------
Total Distributions            (0.80)  (0.82)   (0.83)   (0.78)  (0.80)  (0.89)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR  $12.73  $12.84   $12.27   $12.63  $12.50  $13.29
-------------------------------------------------------------------------------
TOTAL RETURN                    5.51%  11.80%    3.76%    7.67%   0.08%  10.43%
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
(MILLIONS)                      $374    $415     $455     $529    $371    $463
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS:
 Expenses                       1.03%   1.01%    1.04%    1.07%   1.03%   0.99%
 Net investment income          5.78    6.43     6.46     6.57    5.60    5.35
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE          363%    121%     275%     292%    236%    436%
-------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:
MANAGED GOVERNMENTS FUND

CLASS A SHARES                            1992    1991    1990    1989
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR       $12.09  $12.13  $12.19  $12.04
------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income                     0.91    0.98    1.07    0.96
 Net realized and unrealized gain (loss)   0.87    0.07   (0.03)   0.26
------------------------------------------------------------------------
Total Income From Operations               1.78    1.05    1.04    1.22
------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                    (0.91)  (0.98)  (1.07)  (0.96)
 Capital                                  (0.08)  (0.11)  (0.03)  (0.11)
------------------------------------------------------------------------
Total Distributions                       (0.99)  (1.09)  (1.10)  (1.07)
------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR             $12.88  $12.09  $12.13  $12.19
------------------------------------------------------------------------
TOTAL RETURN                              15.25%   9.02%   9.01%  10.62%
------------------------------------------------------------------------
NET ASSETS, END OF YEAR (MILLIONS)         $489    $474    $512    $622
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                  0.82%   0.82%   0.81%   0.81%
 Net investment income                     7.23    8.12    8.87    8.12
------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                     426%    365%    163%     51%
------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

MANAGED GOVERNMENTS FUND

CLASS B SHARES            1998(1)  1997(1)  1996(1)   1995    1994    1993(2)
-------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF YEAR         $12.84   $12.27   $12.63   $12.50  $13.29   $12.64
-------------------------------------------------------------------------------
INCOME (LOSS) FROM
OPERATIONS:
 Net investment income      0.67     0.74     0.75     0.75    0.69     0.47
 Net realized and
   unrealized gain (loss)  (0.05)    0.59    (0.34)    0.09   (0.75)    0.75
-------------------------------------------------------------------------------
Total Income (Loss) From
Operations                  0.62     1.33     0.41     0.84   (0.06)    1.22
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income     (0.73)   (0.76)   (0.76)   (0.67)  (0.56)   (0.41)
 Net realized gains          --       --       --       --      --     (0.16)
 Capital                     --       --     (0.01)   (0.04)  (0.17)     --
-------------------------------------------------------------------------------
Total Distributions        (0.73)   (0.76)   (0.77)   (0.71)  (0.73)   (0.57)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
YEAR                      $12.73   $12.84   $12.27   $12.63  $12.50   $13.29
-------------------------------------------------------------------------------
TOTAL RETURN                4.99%   11.23%    3.24%    7.04%  (0.46)%   9.92%++
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
(MILLIONS)                   $74      $97     $111     $133    $389     $474
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS:
 Expenses                   1.56%    1.53%    1.56%    1.57%   1.55%    1.62%+
 Net investment income      5.27%    5.91     5.94     6.07    5.08     4.72+
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE      363%     121%     275%     292%    236%     436%
-------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) For the period from November 6, 1992 (inception date) to July 31, 1993. ++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

MANAGED GOVERNMENTS FUND

CLASS L SHARES(1)         1998(2)  1997(2)  1996(2)   1995    1994    1993(3)
-------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF YEAR         $12.84   $12.27   $12.63   $12.50  $13.29   $13.18
-------------------------------------------------------------------------------
INCOME (LOSS) FROM
OPERATIONS:
 Net investment income      0.67     0.74     0.75     0.76    0.69     0.07
 Net realized and
 unrealized gain (loss)    (0.04)    0.59    (0.34)    0.08   (0.75)    0.09
-------------------------------------------------------------------------------
Total Income (Loss) From
Operations                  0.63     1.33     0.41     0.84   (0.06)    0.16
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income     (0.74)   (0.76)   (0.76)   (0.67)  (0.56)   (0.03)
 Net realized gains          --       --       --       --      --     (0.02)
 Capital                     --       --     (0.01)   (0.04)  (0.17)     --
-------------------------------------------------------------------------------
Total Distributions        (0.74)   (0.76)   (0.77)   (0.71)  (0.73)   (0.05)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
YEAR                      $12.73   $12.84   $12.27   $12.63  $12.50   $13.29
-------------------------------------------------------------------------------
TOTAL RETURN                5.07%   11.26%    3.25%    7.04%  (0.46)%   1.25%++
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
(000S)                    $2,811   $1,866   $1,238     $299     $72      $12
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS:
 Expenses                   1.49%    1.46%    1.49%    1.52%   1.58%    1.55%+
 Net investment income      5.28     6.01     5.99     6.12    5.05     4.80+
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE      363%     121%     275%     292%    236%     436%
-------------------------------------------------------------------------------

(1) Class L shares were called Class C shares until June 12, 1998.
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3) For the period from June 29, 1993 (inception date) to July 31, 1993. ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

MANAGED GOVERNMENTS FUND

CLASS Y SHARES                              1998   1997(/1/)  1996(/1/)(/2/)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR         $12.84   $12.27        $12.86
----------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income                       0.80     0.84          0.35
 Net realized and unrealized gain (loss)    (0.06)    0.59         (0.49)
----------------------------------------------------------------------------
Total Income (Loss) From Operations          0.74     1.43         (0.14)
----------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                      (0.84)   (0.86)        (0.44)
 Capital                                      --       --          (0.01)
----------------------------------------------------------------------------
Total Distributions                         (0.84)   (0.86)        (0.45)
----------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $12.74   $12.84        $12.27
----------------------------------------------------------------------------
TOTAL RETURN                                 5.94%   12.16%        (1.10)%++
----------------------------------------------------------------------------
NET ASSETS, END OF YEAR (MILLIONS)         $   91   $   85        $   27
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                    0.69%    0.69%*        0.78%+
 Net investment income                       6.10     6.82          6.62+
----------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                       363%     121%          275%
----------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) For the period from February 7, 1996 (inception date) to July 31, 1996. ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.
 * Amount has been restated from the July 31, 1997 Annual Report.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

  The investment objective of the Fund is to provide investors with high cur-rent income consistent with liquidity and safety of capital. This objective may not be changed without the approval of the holders of a majority of the Fund's shares. There can be no assurance that the Fund will achieve its investment objective.

  The Fund invests substantially all of its assets in U.S. government securi-ties and, under normal circumstances, the Fund is required to invest at least 65% of its assets in such securities. The Fund's portfolio of U.S. government securities consists primarily of mortgage-backed securities issued or guaran-teed by GNMA, FNMA and FHLMC. Assets not invested in such mortgage-backed secu-rities are invested primarily in direct obligations of the United States Trea-sury, such as Treasury Bills, Treasury Notes and Treasury Bonds ("U.S. Treasury Securities"), and other U.S. government securities. Obligations issued by U.S. government agencies and instrumentalities include: obligations that are sup-ported by the full faith and credit of the United States, such as GNMA certifi-cates and obligations of the General Services Administration and Federal Mari-time Administration; securities that are supported by the right of the issuer to borrow from the United States Treasury, such as securities of Federal Home Loan Banks and others; and securities that are supported only by the credit of the instrumentality, such as FNMA and FHLMC certificates. Because the United States government is not obligated by law to provide support to an instrumen-tality that it sponsors, the Fund invests in obligations issued by such an instrumentality only when the Advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

  The GNMA certificates in which the Fund will invest will be of the "modified pass-through" type, which means that the scheduled monthly interest and princi-pal payments related to mortgages in the pool backing the certificates will be "passed-through" to investors. Timely payment of principal and interest on GNMA certificates is guaranteed by GNMA and backed by the full faith and credit of the United States, but market value and yield are not guaranteed.

  Mortgage participation certificates issued by FHLMC and FNMA generally repre-sent ownership interests in a pool of fixed-rate conventional mortgages. Timely payment of principal and interest on these certificates is guaranteed solely by the issuer of the certificates. FHLMC is a U.S. government-created entity con-trolled by the Federal Home Loan Banks. FNMA is a government-chartered corpora-tion owned entirely by private stockholders, which is subject to general regu-lation by the Secretary of Housing and Urban Development.

  Mortgage-backed U.S. government securities differ from conventional bonds in that principal is paid back to the certificate holder over the life of the loan rather than at maturity. As a result, the Fund will receive monthly scheduled payments of principal and interest. In addition, the Fund may receive unscheduled principal payments representing prepayments on the underlying mortgages, which will cause the maturity of and realized yield on specific GNMA, FNMA and FHLMC certifi-cates to vary based on the prepayment experience of the underlying pool of mortgages. The Fund will reinvest all payments and unscheduled prepayments of principal in additional GNMA, FNMA and FHLMC certificates or other U.S. govern-ment securities (which may have lower interest rates than the balance of the obligations held by the Fund), and will distribute the interest to shareholders in the form of monthly dividends.

  To the extent that they are purchased at par or at a discount, GNMA certifi-cates offer a high degree of safety of principal investment because of the GNMA guarantee, and other mortgage-backed U.S. government securities also are believed to offer significant safety of principal investment. If the Fund buys mortgage-backed U.S. government securities at a premium, however, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid.

  The composition and weighted average maturity of the Fund's portfolio will vary from time to time, based upon the determination of the Fund's management of how best to further the Fund's investment objective. The Fund may invest in U.S. government securities of all maturities: short-term, intermediate-term and long-term. The Fund may invest without limit in securities of any issuer of U.S. government securities, and may invest up to an aggregate of 15% of its total assets in securities with contractual or other restrictions on resale and other instruments that are not readily marketable (such as repurchase agree-ments with maturities in excess of seven days). The Fund may invest up to 5% of its net assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities is denominated in U.S. dollars and is not subject to foreign cur-rency risk. The Fund also is authorized to borrow in an amount of up to 10% of its total assets under unusual or emergency circumstances, including when nec-essary to meet redemptions, and to pledge its assets to the same extent in con-nection with such borrowings. When the Advisor believes that market conditions warrant, the Fund may, for temporary defensive purposes and without limitation, invest in short-term instruments including certificates of deposit of domestic banks and repurchase agreements involving U.S. government securities. Repur-chase agreements also may be used as one of the Fund's normal investment techniques.

 ADDITIONAL INVESTMENTS
  In attempting to achieve its investment objective, the Fund may employ, among others, the following portfolio strategies:

  Writing Options. The Fund may from time to time write covered put and call options on U.S. government securities in its portfolio. The Fund will realize a fee (referred to as a "premium") when it writes an option. The Fund will only write covered put and call options, which means that for so long as the Fund remains obligated as the writer of the option it will, in the case of a call option, continue to own the underlying security and, in the case of a put option, maintain an amount of cash or high-grade liquid debt securities in a segregated account equal to the exercise price of the option. A put option embodies the right of its purchaser to compel the writer of the option to pur-chase from the optionholder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a put option has the right to compel the Fund to pur-chase from it the underlying security at the agreed-upon price for a specified time period, while the purchaser of a call option has the right to purchase from the Fund the underlying security owned by the Fund at the agreed-upon price for a specified time period.

  Upon the exercise of a put option, the Fund may suffer a loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option, the Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the Fund's acquisition cost of the security, less the premium received for writing the option. The Fund ordi-narily will write only covered put and call options for which a secondary mar-ket exists on a national securities exchange or in the over-the-counter market.

  In order to realize a profit, to prevent an underlying security from being called or to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the option's expiration), the Fund may engage in a closing purchase transaction. The Fund will incur a loss if the cost of the closing purchase transaction, plus transaction costs, exceeds the premium received upon writing the original option. To effect a closing purchase transaction, the Fund would purchase, prior to the exercise of an option that it has written, an option of the same series as that on which it desires to terminate its obligation. There can be no assurance that the Fund will be able to effect a closing purchase transaction at a time when it wishes to do so. The obligation of the Fund to purchase or deliver securities, respectively, upon the exercise of a covered put or call option which it has written terminates upon the effectuation of a closing purchase transaction.

  Purchasing Options. By purchasing put options on U.S. government securities, the Fund seeks to limit the risk of loss from a decline in the market value of the underlying securities in its investment portfolio. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transac-tion costs, unless the put option is sold at a profit before expiration in a closing sale transaction.

  By buying call options on U.S. government securities the Fund could acquire the underlying securities at prices that avoid any additional costs resulting from substantial increases in the market value of securities at any time during the option period. At times, the net cost of acquiring securities in this man-ner may be less than the cost of acquiring the securities directly.

  The Fund may (a) enter into closing transactions with respect to put and call options that it purchases, (b) exercise the options or (c) permit the options to expire. Profit or loss from a closing transaction will depend on whether the amount that the Fund receives on the transaction is more or less than the pre-mium paid for the option plus any related transaction costs.

  Repurchase Agreements. The Fund may engage in repurchase agreement transac-tions on U.S. government securities with certain member banks of the Federal Reserve System and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a rela-tively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. MMC, acting under the super-vision of the Fund's Board of Directors, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Fund may enter into repurchase agreements to evaluate potential risks.

  Zero Coupon Securities. The Fund may invest in zero coupon bonds. A zero cou-pon bond pays no interest in cash to its holder during its life, although interest is accrued during that period. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally at significantly less than its face value (sometimes referred to as a "deep discount" price). Because such securi-ties usually trade at a deep discount, they will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable matu-rities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate reinvestment risk and lock in a rate of return to maturity.

  Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a money market instrument by the Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segregated account consist-ing of U.S. government securities or cash or cash equivalents to cover its obligations under reverse repurchase agreements with broker-dealers and other financial institutions. The Fund will invest the proceeds in other money mar-ket instruments or repurchase agreements maturing not later than the expira-tion of the reverse repurchase agreement. Under the Investment Company Act of 1940, as amended, (the "1940 Act") reverse repurchase agreements may be con-sidered borrowings by the seller.

  Reverse repurchase agreements create opportunities for increased returns to the shareholders of the Fund but, at the same time, create special risk con-siderations. Although the principal or stated value of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. To the extent the income or other gain derived from securities purchased with borrowed funds exceed the interest or dividends the Fund will have to pay in respect thereof, the Fund's net income or other gain will be greater than if this type of leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover this cost, the net income or other gain of the Fund will be less than if the reverse repurchase agreement had not been used.

 The Fund currently intends to invest not more than 33% of its net assets in reverse repurchase agreements.

  When-Issued Securities and Delayed-Delivery Transactions. In order to secure yields or prices deemed advantageous at the time, the Fund may purchase or sell securities on a when-issued or delayed-delivery basis. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on those securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The Fund will establish with its custodian a segregated account con-sisting of cash or equity and debt securities of any grade provided such securities have been determined by MMC to be liquid and unencumbered pur-suant to guidelines established by the Directors in an amount equal to the amount of its when-issued and delayed-delivery commitments. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets.

  Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities that it holds to bro-kers, dealers and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the Fund's assets taken at value. The Fund's loans of securities will be collateralized at all times in a segregated account with the Fund's custodian in an amount at least equal to 100% of the current market value of the loaned securities. The segregated account may con-sist of cash, cash equivalents, U.S. government securities or debt securities of any grade provided such assets are liquid, unencumbered and marked to mar-ket daily. By lending its portfolio securities, the Fund will seek to generate income by continuing to receive interest on the loaned securities, by invest-ing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when debt securities are used as collat-eral.

  Forward Roll Transactions. In order to enhance current income, the Fund may invest up to 30% of its assets in forward roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a forward roll transaction, the Fund sells a mortgage security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any addi-tional fee income received on the sale will generate income for the Fund exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. At the time that the Fund enters into a forward roll transaction, it will place in a segregated custo-dial account cash and liquid debt securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to insure that such equivalent value is maintained. Forward roll transactions are considered to be borrowings by the Fund.

  Interest Rate Futures Contracts and Options on Futures. The Fund will enter into interest rate futures contracts solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions and not for purposes of speculation. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified financial instrument (debt security) at a specified price, date, time and place. The Fund may enter into futures contracts and options on futures contracts (a) without limit for bona fide hedging purposes and (b) for other purposes, provided the aggregate ini-tial margin deposits and premiums do not exceed 5% of the fair market value of the Fund's assets after taking into account unrealized profits and unrealized losses on futures contracts into which it has entered. With respect to each long position in a futures contract or option thereon, the underlying commodity value of such contract always will be covered by cash and cash equivalents equal to the market value of the underlying commodity set aside in a segregated account with the Fund's custodian.

  The Fund may purchase put options on interest rate futures contracts to hedge its portfolio securities against the risk of rising interest rates, and may purchase call options on interest rate futures contracts when it believes that interest rates will decline, in anticipation of purchases of portfolio securi-ties at a higher price, but may not enter into these transactions for purposes of speculation. The Fund will write put or call options on interest rate futures contracts as part of closing purchase transactions to terminate its option positions, although there is no guarantee that such closing transactions can be effected. The Fund may write put and call options on interest rate futures contracts other than as a part of closing sale transactions, in order to increase its ability to hedge against the effect of changes in interest rates. The Fund will write put and call options only on interest rate futures contracts which are traded on a domestic exchange or board of trade. A call option gives the purchaser of such option the right to buy (assume a long posi-tion) and obliges the Fund as its writer to sell, a specified underlying futures contract at a stated exercise price at any time prior to the expiration date of the option. A purchaser of a put option has the right to sell (assume a short position), and obliges the Fund as the writer to buy, such contract at the exercise price during the option period.

 CERTAIN RISK CONSIDERATIONS

  Historically, the yields provided by mortgage-backed U.S. government securi-ties have exceeded the yields on other types of U.S. government securities of comparable maturity. Thus, the Fund's yield may at times be higher than that of mutual funds investing solely in other types of U.S. government-securities. However, mortgage-backed U.S. government securities may be less effective than other U.S. government securities as a means of "locking in" attractive long-term interest rates due to the need to reinvest prepayments of principal gener-ally and the possibility of significant unscheduled prepayments resulting from declines in mortgage interest rates. In addition, the market values of the U.S. government securities held in the

Fund's portfolio--and, accordingly, the Fund's net asset value--generally will vary inversely with changes in market interest rates, both declining when interest rates rise and rising when interest rates decline. Mortgage-backed U.S. government securities, however, may have less potential for capital appreciation than other investments of comparable maturities due to the like-lihood of increased prepayments of mortgages as interest rates decline, while having comparable risk of decline in value during periods of rising rates.

  The purchase of securities on a when-issued or delayed-delivery basis involves the risk that, as a result of an increase in yields available in the marketplace, the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction.

  Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a pos-sible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

  The risks associated with lending portfolio securities, as with other exten-sions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. Forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. Forward roll transactions are considered borrowings by the Fund. Although investing the proceeds of these borrowings in repurchase agreements or money market instruments may provide the Fund with the opportunity for higher income, this leveraging practice will increase the Fund's exposure to capital risk and higher current expenses. Any income earned from the securities purchased with the proceeds of these borrowings that exceeds the cost of the borrowings would cause the Fund's net asset value per share to increase faster than would otherwise be the case; any decline in the value of the securities purchased would cause the Fund's net asset value per share to decrease faster than would otherwise be the case.

  There are several risks in connection with the use of futures contracts and options on futures contracts as a hedging device. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates. There can be no assurance that there will be a correlation between price movements in the securities underlying the interest rate futures or options thereon, on the one hand, and price movements in the Fund's portfolio securities which are the subject of the hedge, on the other hand. In addition, the Fund's transactions in futures contracts or put or call options on them will be based upon predictions as to anticipated interest rate trends, which could prove to be inaccurate. The potential loss related to the purchase of an option on an interest rate futures contract is limited to the premium paid for the option. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist or be maintained or that closing transactions can be effected. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

  Year 2000--The investment management services provided to the Fund by the Adviser and the services provided to shareholders by Salomon Smith Barney depend on the smooth functioning of their computer systems. Many computer soft-ware systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. The Adviser andSalomon Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be com-pliant before that date. In addition, the Adviser has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Adviser, Salomon Smith Barney or any other service provider will be successful, or that interaction with other non-comply-ing computer systems will not impair Fund services at that time.

  In addition, the ability of issuers to make timely payments of interest and principal or to continue their operations or services may be impaired by the inadequate preparation of their computer systems for the year 2000. This may adversely affect the market values of securities of specific issuers or of securities generally if the inadequacy of preparation is perceived as wide-spread or as affecting trading markets.

 PORTFOLIO TURNOVER

  Under certain market conditions the Fund may experience high portfolio turnover as a result of investment strategies. For example, the exercise of a substantial number of options written by the Fund and the purchase or sale of securities in anticipation of a rise or decline in interest rates could result in high portfolio turnover. Short-term gains realized from portfolio transac-tions are taxable to shareholders as ordinary income. The Fund will not con-sider portfolio turnover rate a limiting factor in making investment decisions consistent with its objective and policies.

  Further information about the Fund's investment policies, including a list of those restrictions on its investment activities that cannot be changed without shareholder approval, appears in the Statement of Additional Informa-tion.

VALUATION OF SHARES


  The Fund's net asset value per share is determined as of the close of regu-lar trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

  When, in the judgment of the pricing service, quoted bid prices for invest-ments are readily available and are representative of the bid side of the mar-ket, these investments are valued at the mean between the quoted bid and asked prices. Investments for which, in the judgment of the pricing service, there is no readily obtainable market quotation (which may constitute a majority of the portfolio securities) are carried at fair value of securities of similar type, yield and maturity. Pricing services generally determine value by refer-ence to transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relation-ships between securities. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Board of Directors determines that amortized cost is fair value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amor-tization to maturity of any discount or premium, regardless of the impact of the fluctuating interest rates on the market value of the instrument. Securi-ties and other assets that are not priced by a pricing service and for which quotations are not available will be valued in good faith at fair value by or under the direction of the fund's Board of Directors. Further information regarding the Fund's valuation policies is contained in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

  The Fund's policy is to declare and pay monthly dividends from its net investment income. Dividends from net realized capital gains, if any, will be distributed annually. The Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains realized, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, dividends and capital gain distribu-tions will be automatically reinvested in additional same Class shares at the appropriate net asset value, with no additional sales charge or CDSC.

  The per share amounts of dividends form net investment income on Classes B and L may be lower than that of Classes A and Y, mainly as a result of the dis-tribution fees applicable to Class B and L shares. Similarly, the per share amounts of dividends from net investment income on Class A shares may be lower than that of Class Y, as a result of the service fee attributable to Class A shares. Capital gain distributions, if any, will be the same amount across all Classes of Fund shares (A, B, L and Y).

 TAXES

  The following is a summary of the material federal tax considerations affecting the Fund and Fund shareholders. Please refer to the SAI for further discussion. In addition to the considerations described below and in the SAI, there may be other federal, state, local, and/or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.

  The Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as a regulated invest-ment company. In each taxable year that the Fund qualifies, so long as such qualification is in the best interests of its shareholders, the Fund will pay no federal income tax on its net investment company taxable income and long-term capital gain that is distributed to shareholders.

  Dividends paid from net investment income and net realized short-term securities gain, are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of securities held by the Fund for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.

  Shareholders are required to pay tax on all taxable distributions, even if those distributions are automatically reinvested in additional Fund shares. A portion of the dividends paid by the Fund may qualify for the corporate dividends received deduction. Dividends consisting of interest from U.S. government securities may be exempt from state and local income taxes. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

  A shareholder's gain or loss on the disposition of Fund shares (whether by redemption, sale or exchange), generally will be a long-term or short-term gain or loss depending on the length of time the shares had been owned at disposi-tion. Losses realized by a shareholder on the disposition of Fund shares owned for six months or less will be treated as a long-term capital loss to the extent a capital gain dividend had been distributed on such shares.

  The Fund is required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for share-holders who do not provide the Fund with a correct taxpayer identification number (social security or employer identification number). Withholding from taxable dividends and capital gain distributions also is required for share-holders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income tax return.

PURCHASE OF SHARES

 SALES CHARGE ALTERNATIVES

  The following Classes of shares are available for purchase through this Prospectus. See "Prospectus Summary--Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

  Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charges as follows:


                                   SALES CHARGE    DEALERS'
                      SALES CHARGE  AS A % OF   REALLOWANCE AS
      AMOUNT OF        AS A % OF      AMOUNT         % OF
      INVESTMENT      TRANSACTION    INVESTED   OFFERING PRICE
--------------------------------------------------------------
  Less than $25,000       4.50%        4.71%         4.00%
  $ 25,000 - 49,999       4.00         4.17          3.60
    50,000 - 99,999       3.50         3.63          3.15
   100,000 - 249,999      2.50         2.56          2.25
   250,000 - 499,999      1.50         1.52          1.35
   500,000 and over        *            *             *
--------------------------------------------------------------

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Salomon Smith Barney, which compensates Salomon Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class L shares is waived. See "Deferred Sales Charge Provisions" and "Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended (the "1933 Act"). The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by

"any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

  Class B Shares. Class B shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.

  Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a CDSC pay-able upon certain redemptions. See "Deferred Sales Charge Provisions" below. Until June 22, 2001 purchases of Class L shares by investors who were holders of Class C shares of the Fund on June 12, 1998 will not be subject to the 1.00% initial sales charge.

  Class Y Shares. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).

 GENERAL

  Investors may purchase shares from a Salomon Smith Barney Financial Consultant or a Dealer Representative. In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from the Fund. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Salomon Smith Barney and Dealer Representative may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the Transfer Agent are not subject to a maintenance fee.

  Investors in Class A, Class B and Class L shares may open an account in the Fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(c) of the Code, the minimum initial investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Transfer Agent. Share certificates are issued only upon a shareholder's written request to the Transfer Agent.

  Purchase orders received by the Fund or a Salomon Smith Barney Financial Consultant prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or the Fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon Smith Barney, payment for Fund shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or the Transfer Agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder to provide for systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or the Transfer Agent. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Salomon Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Salomon Smith Barney Financial Consultant.

 SALES CHARGE WAIVERS AND REDUCTIONS

 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase, (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Fund (or Class A shares of another Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plans enrolled in the Smith Barney 401(k) Program (Note: subsequent investment will be subject to the applicable sales charge);
(g) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and (h) purchases by investors participating in a Salomon Smith Barney fee-based arrangements. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

 RIGHT OF ACCUMULATION

  Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of other Smith Barney Mutual Funds that are offered with a sales charge as currently listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

 LETTER OF INTENT

  Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes (i) all Class A shares of the Fund and other Smith Barney Mutual Funds offered with a sales charge acquired during the term of the Letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. Please contact a Salomon Smith Barney Financial Consultant or the Transfer Agent to obtain a Letter of Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13 month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or the Transfer Agent for further information.

 DEFERRED SALES CHARGE PROVISIONS

  "CDSC Shares" are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a CDSC. A CDSC may be imposed on certain redemptions of these shares.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions;
(c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class L shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See "Purchase of Shares--Smith Barney 401(k) and ExecChoice(TM) Programs."

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
      First                 4.50%
      Second                4.00
      Third                 3.00
      Fourth                2.00
      Fifth                 1.00
      Sixth and thereafter  0.00
---------------------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. See "Prospectus Summary--Alternative Purchase Arrangements--Class B Shares Conversion Feature."

  The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Salomon Smith Barney.

  To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC

  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 ; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

  Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating ("Participating Plans") in these programs.

  The Fund offers to Participating Plans Class A and Class L shares as invest-ment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Programs. Class A and Class L shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class L shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

  Class L Shares. Class L shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class L shares of one or more funds of the Smith Barney Mutual Funds.

  401(k) and ExecChoice(TM) Plans Opened On or After June 21, 1996. At the end of the fifth year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, if its total Class L holdings in all non-money market Smith Barney Mutual Funds equal to at least $1,000,000, it will be offered the opportunity to exchange all of its Class L shares for Class A shares of the Fund. (For Participating Plans that were originally established through a Salomon Smith Barney retail brokerage account, the five year period will be calculated from the date the retail bro-kerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five year exchange to Class A shares, a review of the Plan's holdings will be performed each quarter until either the Plan qualifies or the end of the eighth year.

  401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Par-ticipating Plan enrolled in the Smith Barney 401(k) Program, if its total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

  Any Participating Plan in the Smith Barney 401(k) Program whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the Fund regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class L shares of the Fund but instead may acquire Class A shares of the Fund. Any Class L shares not con-verted will continue to be subject to the distribution fee.

  Participating Plans wishing to acquire shares of the Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from the Transfer Agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

EXCHANGE PRIVILEGE


Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class L shares are subject to min-imum investment requirements and all shares are subject to the other require-ments of the fund into which exchanges are made.

 FUND NAME

  Growth Funds
    Concert Peachtree Growth Fund
    Concert Social Awareness Fund
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Balanced Fund
    Smith Barney Contrarian Fund
    Smith Barney Convertible Fund
    Smith Barney Fundamental Value Fund Inc.
    Smith Barney Funds, Inc.--Large Cap Value Fund
    Smith Barney Large Cap Blend Fund
    Smith Barney Large Capitalization Growth Fund
    Smith Barney Mid Cap Blend Fund
    Smith Barney Natural Resources Fund Inc.
    Smith Barney Premium Total Return Fund
    Smith Barney Small Cap Blend Fund, Inc.
    Smith Barney Special Equities Fund

  Taxable Fixed-Income Fund

    *Smith Barney Adjustable Rate Government Income Fund
    Smith Barney Diversified Strategic Income Fund

    +Smith Barney Funds, Inc.--Short-Term High Grade Bond Fund
    Smith Barney Funds, Inc.--U.S. Government Securities Fund
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Total Return Bond Fund

  Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.

    **Smith Barney Intermediate Maturity California Municipals Fund

    **Smith Barney Intermediate Maturity New York Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Funds
    Smith Barney Municipal High Income Fund
    Smith Barney Muni Funds--Florida Portfolio
    Smith Barney Muni Funds--Georgia Portfolio

    **Smith Barney Muni Funds--Limited Term Portfolio
    Smith Barney Muni Funds--National Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--Pennsylvania Portfolio
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund
    Smith Barney Tax-Exempt Income Fund

  Global-International Funds
    Smith Barney Hansberger Global Small Cap Value Fund
    Smith Barney Hansberger Global Value Fund
    Smith Barney World Funds, Inc.--Emerging Markets Portfolio
    Smith Barney World Funds, Inc.--European Portfolio
    Smith Barney World Funds, Inc.--Global Government Bond Portfolio Smith Barney World Funds, Inc.--International Balanced Portfolio Smith Barney World Funds, Inc.--International Equity Portfolio Smith Barney World Funds, Inc.--Pacific Portfolio

  Smith Barney Concert Allocation Series Inc.
    Smith Barney Concert Allocation Series Inc.--Balanced Portfolio Smith Barney Concert Allocation Series Inc.--Conservative Portfolio Smith Barney Concert Allocation Series Inc.--Global Portfolio
    Smith Barney Concert Allocation Series Inc.--Growth Portfolio
    Smith Barney Concert Allocation Series Inc.--High Growth Portfolio Smith Barney Concert Allocation Series Inc.--Income Portfolio

  Money Market Funds

    ++Smith Barney Exchange Reserve Fund

    +++Smith Barney Money Funds, Inc.--Cash Portfolio

    +++Smith Barney Money Funds, Inc.--Government Portfolio
  ***Smith Barney Money Funds, Inc.--Retirement Portfolio

    +Smith Barney Municipal Money Market Fund, Inc.

    +Smith Barney Muni Funds--California Money Market Portfolio

    +Smith Barney Muni Funds--New York Money Market Portfolio
-------------------------------------------------------------------------------

  * Available for exchange with Class A and Class B shares of the Fund. In addition, shareholders who own Class L shares of the Fund through the Smith Barney 401(k) Program may exchange those shares for Class L shares of this fund.

 ** Available for exchange with Class A, Class L and Class Y shares of the
    Fund.
*** Available for exchange with Class A shares of the Fund.

  + Available for exchange with Class A and Class Y shares of the Fund.

 ++ Available for exchange with Class A and Class Y shares of the Fund. In addition, Participating Plans opened prior to June 21, 1996 and investing in Class L shares may exchange Fund shares for Class L shares of this fund.

  Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

  Class L Exchanges. Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the Fund that have been exchanged.

  Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without impo-sition of any charge.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. The Advisor may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Re-demption of Shares--Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES


  The Fund is required to redeem shares tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trad-ing on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Transfer Agent receives further instructions from Salomon Smith Barney, or if the sharehold-er's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's ben-efit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares pur-chased by check, other than a certified or official bank check, will be remit-ted upon clearance of the check, which may take up to ten days or more.

  Shares held by Salomon Smith Barney as custodian must be redeemed by submit-ting a written request to a Salomon Smith Barney Financial Consultant. Shares other than those held by Salomon Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Dealer Representative or by sub-mitting a written request for redemption to:

  Smith Barney Managed Governments Funds Inc.
  Class A, B, L or Y (please specify)
  c/o First Data Investor Services Group, Inc.
  P.O. Box 5128
  Westborough, Massachusetts 01581-5128

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or writ-ten redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemp-tion request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise direct-ed, redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

  Shareholders who do not have a Salomon Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should con-tact First Data at 1-800-451-2010. Once eligibility is confirmed, the share-holder must complete and return a Telephone/Wire Authorization Form, including a signature guarantee, which will be provided by First Data upon request.
 (Alternatively, an investor may authorize telephone redemptions on the new account application with a signature guarantee when making his/her initial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  Additional Information Regarding Telephone Redemption and Exchange
Program. Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the

Fund. Any applicable CDSC will not be waived on amounts withdrawn by a share-holder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the share-holder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Salomon Smith Barney Financial Consultant, Introducing Broker or dealer in the selling group.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size.) The Fund, how-ever, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE


 YIELD

  From time to time, the Fund may advertise the 30-day "yield" of each Class of shares. The Fund's yield refers to the income generated by an investment in those shares over the 30-day period identified in the advertisement and is com-puted by dividing the net investment income per share earned by the Class dur-ing the period by the maximum public offering price per share on the last day of the period. This income is "annualized" by assuming the amount of income is generated each month over a one-year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.

 TOTAL RETURN

  From time to time the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this

Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return infor-mation for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value of the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The Fund's current dividend return may vary from time to time depending on market conditions, the composi-tion of its investment portfolio and operating expenses. These factors and pos-sible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services and other financial publications.

MANAGEMENT OF THE FUND


 BOARD OF DIRECTORS

  Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund, including agreements with the Fund's distributor, investment adviser, administrator, cus-todian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator. The SAI contains general background information regarding each Director and executive officer of the Fund.

 INVESTMENT ADVISER AND ADMINISTRATOR--MMC

  The Fund's investment adviser, MMC, is a registered investment adviser whose principal executive offices are located at 388 Greenwich Street, New York, New York 10013. MMC was incorporated in March, 1968 under the laws of Delaware and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of September 30, 1998 in excess of $108 billion.

  Subject to the supervision and direction of the Fund's Board of Directors, the Advisor manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfo-lio managers and securities analysts who provide research services to the Fund. Under the investment advisory agreement, the Fund pays the Advisor a monthly fee at the annual rate of 0.45% of the value of the Fund's average daily net assets up to $1 billion and 0.415% of the value of its average daily net assets in excess of $1 billion. This fee is calculated daily and paid monthly. For the fiscal year ended July 31, 1998, the Fund paid investment advisory fees to the Advisor in an amount equal to 0.45% of the value of its average daily net assets.

  MMC also serves as the Fund's administrator and oversees all aspects of the Fund's administration. For administration services rendered to the Fund, the Fund pays MMC a fee at the annual rate of 0.20% of the value of the Fund's average daily net assets up to $1 billion and 0.185% of the value of the aver-age daily net assets in excess of $1 billion. This fee is calculated daily and paid monthly.

 PORTFOLIO MANAGEMENT

  James Conroy, an investment officer of MMC and a Managing Director of Salomon Smith Barney, has been and is respon-
sible for managing the day-to-day operations of the Fund, including the making of investment decisions, since February 1990.

  Management discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended July 31, 1998, is included in the Annual Report dated July 31, 1998. A copy of the Annual Report may be obtained upon request and without charge from a Salomon Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

  On October 8, 1998, the merger of Travelers Group, Inc. and Citicorp, Inc. was consummated thereby creating a new entity called Citigroup. Citigroup is a bank holding company subject to regulation under the Bank Holding Company Act of 1956 (the "BHCA"), the requirements of the Glass-Steagall Act and certain other laws and regulations. MMC does not believe that its compliance with the applicable law will have a material adverse effect on its ability to continue to provide the Fund with the same level of in receives.

DISTRIBUTOR

  CFBDS is located at 21 Milk Street, Boston, MA 02109-5408. It distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring CFBDS, Inc. to take and pay for only such securities as may be sold to the public.

  The Fund has adopted a plan of distribution under Rule 12b-1 under the 1940 Act (the "Plan"), pursuant to which Salomon Smith Barney is paid an annual service fee with respect to Class A, Class B and Class L shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective Class. Salomon Smith Barney is also paid an annual distribution fee with respect to Class B and Class L shares at the annual rate of 0.50% and 0.45%, respectively, of the average daily net assets attributable to those Classes. Class B shares which automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are used by Salomon Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class L shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising; the cost of printing and mailing prospec-tuses to potential investors; payments to and expenses of Salomon Smith Barney Financial Consultants and other persons who provide support services in con-nection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Salomon Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

  The payments to Salomon Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Salomon Smith Barney at the time of sale and, with respect to Class A, Class B and Class L shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Salomon Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

  Payments under the Plan with respect to Class A and Class B shares are not tied exclusively to the distribution and shareholder service expenses actually incurred by Salomon Smith Barney and the payments may exceed distribution expenses actually incurred. The Fund's Board of Directors evaluates the appro-priateness of the Plan and its payment terms on a continuing basis and in doing so will consider all relevant factors, including expenses borne by Salo-mon Smith Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION


  The Fund was incorporated under the laws of the State of Maryland on June 15, 1984 and is registered with the SEC as a diversified, open-end man-agement investment company. Each Class of shares of the Fund has a par value of $.001 per share. Each Class of shares has the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribu-tion and/or service fees borne by each

Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privileges of each Class; and (g) the conversion feature of the Class B shares. The Fund's Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

  The Fund does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Fund's outstanding shares, and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Fund will be voted on a Fund-wide basis on all matters except matters affecting only the interests of one or more of the Classes.

  PNC, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania, serves as custodian of the Fund's investments.

  First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mail-ing costs, the Fund plans to consolidate the mailing of the Fund's semi-annual and annual reports by household. This consolidation means that a household hav-ing multiple accounts with identical address of record will receive a single copy of each report. In addition, the Fund also plans to consolidate the mail-ing of its Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and for Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon Smith Barney Financial Consultant, or the Fund's Transfer Agent.

                                                 SALOMON SMITH BARNEY
                                                 -------------------------------
                                                    A member of citigroup [LOGO]

             Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.




                                                                    SMITH BARNEY
                                                                         MANAGED
                                                                     GOVERNMENTS
                                                                       FUND INC.

                                                            388 Greenwich Street
                                                        New York, New York 10013

                                                                   FD0212  11/98






PART B
STATEMENT OF ADDITIONAL INFORMATION

Smith Barney
Managed Governments Fund Inc.
388 Greenwich Street
New York, New York 10013
1-800-451-2010

Statement of Additional
Information

November 27,
1998

This Statement of Additional Information (the "SAI") expands upon and supplements the information contained in the current Prospectus of Smith Barney Managed Governments Fund Inc. (the "Fund"), dated November 27, 1998, as amended or supplemented from time to time, and should be read in conjunction with the Fund's Prospectus. The Fund's Prospectus may be obtained from a Salomon Smith Barney Financial Consultant or by writing or calling the Fund at the address or telephone number listed above. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

TABLE OF CONTENTS
For ease of reference, the same section headings are used in both the Prospectus and this SAI, except where shown below:
Management of the Fund	............1
Investment Objective and Management Policies	....4
Purchase of Shares	.....14
Redemption of Shares	15
Distributor.......	15
Valuation of Shares	.17
Exchange Privilege	17
Performance Data (See in the Prospectus "Performance'')	18
Taxes (See in the Prospectus "Dividends, Distributions and Taxes'')
	20
Additional Information	22
Financial Statements	22

MANAGEMENT OF THE FUND
The executive officers of the Fund are employees of certain of the organizations that provide services to the Fund. These organizations are as follows:
Name	Service
CFBDS, Inc. ("CFBDS" or "Distributor")		Distributor
Mutual Management Corp.  ("MMC'' or "Advisor" or
     "Administrator")		Investment Adviser and
Administrator
PNC Bank, National Association ("PNC" or "Custodian")
	Custodian
First Data Investor Services Group, Inc. ("First Data'' or
      the "Transfer Agent")		Transfer Agent

These organizations and the functions they perform for the Fund are discussed in the Prospectus and in this SAI.


Directors and Executive Officers of the Fund

The names of the Directors and executive officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person'' of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act''), is indicated by an asterisk.

Herbert Barg (Age 75). Private Investor.  His address is 273
Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

Alfred Bianchetti (Age 75). Retired; formerly Senior Consultant to Dean Witter Reynolds Inc. His address is 19 Circle End Drive, Ramsey, New Jersey 07446.

Martin Brody (Age 77).  Consultant, HMK Associates.  Retired Vice
Chairman of the Board of Restaurant Associates Corp. His address is c/o HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey 07932.

Dwight B. Crane (Age 61). Professor, Harvard Business School. His address is c/o Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02163.

Burt N. Dorsett, Director (Age 68).  Managing Partner of Dorsett
McCabe Management, Inc., an investment counseling firm; Director of Research Corporation Technologies, Inc., a non-profit patent-clearing and licensing firm. His address is 201 East 62nd Street, New York, New York 10021.

Elliot S. Jaffe, Director (Age 72). Chairman of the Board and
President of The Dress Barn, Inc. His address is 30 Dunnigan Drive, Suffern, New York 10901.

Stephen E. Kaufman (Age 66). Attorney.  His address is 277 Park
Avenue, New York, New York 10172.

Joseph J. McCann (Age 68). Financial Consultant; Retired Financial Executive of Ryan Homes, Inc. His address is 200 Oak Park Place,
Pittsburgh, Pennsylvania 15243.

*Heath B. McLendon, Chairman of the Board and Investment Officer
(Age 65). Managing Director of Salomon Smith Barney, Chairman of the Board of Smith Barney Strategy Advisers Inc. and President and Director of MMC and Travelers Investment Advisor, Inc. ("TIA"); Chairman or Co-Chairman of the Board and Director of 58 investment companies associated with Salomon Smith Barney Holdings Inc. His address is 388 Greenwich Street, New York, New York 10013.

Cornelius C. Rose, Jr., Director (Age 65). President, Cornelius C.
Rose Associates, Inc., financial consultants, and Chairman and Director of Performance Learning Systems, an educational consultant. His address is Meadwobrook Village, Building 4, Apt. 6, West Lebanon, N.H. 03784.


James E. Conroy, Vice President and Investment Officer (Age 48). Investment Officer of MMC; prior to July 1993, Managing Director of Shearson Lehman Advisors. Mr. Conroy serves as Investment Officer of certain other Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.


Lewis E. Daidone, Senior Vice President and Treasurer (Age 41). Managing Director of Salomon Smith Barney; Chief Financial Officer of Smith Barney Mutual Fund; Director and Senior Vice President of MMC and TIA. Mr. Daidone serves as Senior Vice President and Treasurer of certain other Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Christina T. Sydor, Secretary (Age 47). Managing Director of Salomon Smith Barney; General Counsel and Secretary of MMC and TIA. Ms. Sydor also serves as Secretary of certain other Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York 10013.

As of November 3, 1998, the Directors and officers of the Fund, as a group, beneficially owned less than 1.00% of the outstanding common stock of the Fund. As of November 3, 1998, to the knowledge of the Fund and its Board of Directors, the following shareholder or "group" (as the term is used in Section 13(d) of the Securities Act of 1933) beneficially owned more than 5% of the outstanding shares of the Fund:

Class L Shares

Lexington Foundation Inc.
127 East State Street
Gloversville, NY 12078
Owned 34,857 (10.96%)


No Director, officer or employee of Salomon Smith Barney or of any parent or subsidiary receives any compensation from the Fund for serving as a Director or officer of the Fund. The Fund pays each Director who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $4,000 per annum plus $500 per meeting attended and each Director emeritus who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $2,000 per annum plus $250 per in-person meeting and $100 per telephonic meeting. The Fund reimburses all Directors for travel and out-of-pocket expenses. For the fiscal year ended July 31, 1998, such fees and expenses totaled $11,423.05.

For the fiscal year ended July 31, 1998, the Directors of the Fund were paid the following compensation:



      Director

Aggregate
Compensati
on
from the
Fund
Pension or
Retirement
Benefits
Accrued as
Part of
Fund Expenses
Aggregate
Compensation
from the Smith
Barney
Mutual Funds
Total Number of
Funds
for which
Director/Trusteeship
Serves Within Fund
Complex
Herbert Barg
$6,600
     $0
$101,600
18
Alfred
Bianchetti
6,600
0
49,600
13
Martin Brody
5,600
    0
119,814
21
Dwight Crane
5,600
    0
133,850
24
Burt Dorset
6,600
    0
49,600
13
Elliot Jaffe
6,100
    0
48,500
13
Stephen
Kaufman
6,600
    0
91,964
15
Joseph McCann

6,600
    0
49,600
13
Heath
McLendon
---
    0
---
42
Cornelius
Rose
6,600
    0
49,600
13
















_________________________
*	The aggregate remuneration paid to the Directors by the Fund for the fiscal year ended July 31, 1998 amounted to $11,423 (including reimbursement for travel and out-of-pocket expenses).
**	Upon attainment of age 80, Fund Trustees are required to change to emeritus status. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to Fund Trustees, together with reasonable out-of-pocket expenses for each meeting attended. Directors Emeritus may attend meetings but have no voting rights. During the Fund's last fiscal year aggregate compensation paid by the Fund to Directors Emeritus totaled
$8,600.00.



Investment Adviser and Administrator - MMC

MMC (formerly known as Smith Barney Mutual Fund Management) serves as investment adviser to the Fund pursuant to an investment advisory agreement (the "Advisory Agreement") which was most recently approved by the Board of Directors, including a majority of Directors who are not "interested persons" of the Fund or MMC (the "Independent Directors"). MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings''), which, in turn, is a wholly owned subsidiary of Citigroup Inc. ("Citigroup''). The services provided by MMC under the Advisory Agreement are described in the Prospectus under "Management of the Fund.'' MMC pays the salary of any officer or employee who is employed by both it and the Fund.

As compensation for investment advisory services, the Fund pays MMC a fee computed daily and paid monthly at the following annual rates of the Fund's average daily net assets: 0.45% up to $1 billion; and 0.415% in excess of $1 billion. For the fiscal years ended July 31, 1996, 1997 and 1998, the Fund paid MMC $2,816,295, $2,661,308 and $2,503,412, respectively, in investment advisory fees.

MMC also serves as administrator to the Fund pursuant to a written agreement (the "Administration Agreement''), which was most recently approved by the Fund's Board of Directors, including a majority of the Independent Directors. The services provided by MMC under the Administration Agreement are described in the Prospectus under "Management of the Fund.'' MMC pays the salary of any officer and employee who is employed by both it and the Fund and bears all expenses incurred in connection with the performance of its services. As compensation for administration services, the Fund pays MMC a fee computed daily and paid monthly at the annual rate of 0.20% of the value of the average daily net assets of the Fund up to $1 billion and 0.185% of the value of the average daily net assets in excess of $1 billion. For the fiscal years ended July 31, 1996, 1997, and 1998, the Fund paid MMC $2,138,789, $1,182,804 and $1,112,627, respectively, in administration fees.

The Fund bears expenses incurred in its operations, including:
taxes, interest, brokerage fees and commissions, if any; fees of Directors who are not officers, directors, shareholders or employees of Salomon Smith Barney, SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; investors services (including allocated telephone and personnel expenses); costs of preparation and printing of prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and corporate meetings.

Counsel and Auditors

Willkie Farr & Gallagher serves as legal counsel to the Fund. The Independent Directors of the Fund have selected Stroock & Stroock & Lavan LLP as their legal counsel.

KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, has been selected as the Fund's independent auditor to examine and report on the Fund's financial statements and financial highlights for the fiscal year ending July 31, 1999.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The Prospectus discusses the Fund's investment objective and the policies it employs to achieve its objective. This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to such investments, policies and strategies.

Mortgaged-Backed Government Securities

Government National Mortgage Association ("GNMA") certificates are liquid securities and represent ownership interests in a pool of mortgages issued by a mortgage banker or other mortgagee.
Distributions on GNMA certificates include principal and interest components. GNMA, a corporate instrumentality of the U.S. Department of Housing and Urban Development, guarantees timely payment of principal and interest on GNMA certificates; this guarantee is deemed a general obligation of the United States, backed by its full faith and credit.

Each of the mortgages in a pool supporting a GNMA certificate is insured by the Federal Housing Administration or the Farmers Home Administration, or is insured or guaranteed by the Veterans Administration. The mortgages have maximum maturities of 40 years. Government statistics indicate, however, that the average life of the underlying mortgages is shorter, due to scheduled amortization and unscheduled prepayments (attributable to voluntary prepayments or foreclosures). These statistics indicate that the average life of the mortgages backing most GNMA certificates, which are single-family mortgages with 25- to 30-year maturities, ranges from two to ten years depending on the mortgages' coupon rate, and yields on pools of single-family mortgages are often quoted on the assumption that the prepayment rate for any given pool will remain constant over the life of the pool. (The actual maturity of specific GNMA certificates will vary based on the payment experience of the underlying mortgage pool.) Based on this constant prepayment assumption, GNMA certificates have had historical yields at least 3/4 of 1% greater than the highest grade corporate bonds. Actual yield comparisons will vary with the prepayment experience of specific GNMA certificates.

The Fund also may invest in pass-through securities backed by adjustable-rate mortgages, which have been issued by GNMA, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). These securities bear interest at a rate which is adjusted monthly, quarterly or annually. The prepayment experience of the mortgages underlying these securities may vary from that for fixed-rate mortgages.

The average maturity of FHLMC and FNMA mortgage-backed pools, like
GNMA mortgage-backed pools, varies with the maturities of the underlying mortgage instruments, and a pool's stated average life also may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and the age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. As noted above, it is a common practice to assume that prepayments will result in an average life ranging from two to ten years for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions. The actual maturity of and realized yield on specific FHLMC and FNMA certificates will vary based on the prepayment experience of the underlying pool of mortgages.

U.S. Government Securities

Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

In addition to direct obligations of the United States Treasury, debt obligations of varying maturities issued or guaranteed by the United States government or its agencies or instrumentalities ("U.S. government securities") include securities issued or guaranteed by the Federal Housing Administration, Federal Financing Bank, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Federal Home Loan Banks, FHLMC, FNMA, Maritime Administration, Tennessee Valley Authority, Resolution Trust Corporation, District of Columbia Armory Board, Student Loan Marketing Association and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing a reorganization since 1987). Because the United States government is not obligated by law to provide support to an instrumentality that it sponsors, the Fund will invest in obligations of such an instrumentality only if MMC determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

The Fund may invest up to 5% of its net assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the security-holder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the securityholder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed in either the aforementioned forms or a combination of those forms.

Investment in Exchange Rate-Related Securities entails special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by the Fund over the term of the security. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.
The imposition or modification of foreign exchange controls by domestic or foreign governments or intervention by central banks also could affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for particular Exchange Rate-Related Securities due to conditions in the debt and foreign currency markets. Illiquidity in the forward exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

Writing Put and Call Options

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premium that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the Fund normally will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to, or above, the current market values of the underlying securities at the times the options are written. In the case of call options these exercise prices are referred to as "in-the-money," "at-the-money," and "out-of-the-money," respectively.

The Fund may write (a) in-the-money call options when the Advisor expects that the price of the underlying security will remain flat or decline moderately during the options period, (b) at-the-money call options when the Advisor expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-money call options when the Advisor expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declined and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-money, at-the-money and in-the-money put options (the reverse of call options as to the relations of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") or similar clearing corporation and the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The Fund expects to write options only on national securities exchanges or in the over-the-counter market.

The Fund may realize a profit or loss upon entering into a closing transaction. In cases in which the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option.

Purchasing Put and Call Options

Buying a put option on a U.S. government security will give the Fund the right to sell the security at a particular price and may act to limit, until that right expires, the Fund's risk of loss through a decline in the market value of the security. Any appreciation in the value of the underlying security will be offset in part by the amount of the premium that the Fund pays for the put option and any related transaction costs. By purchasing a put option on a security that it does not own, the Fund would seek to benefit from a decline in the market price of its investment portfolio generally. If the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund would lose its entire investment in the put option. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold at a profit before expiration in a closing sale transaction. The Fund would not purchase a put option if, as a result of the purchase, more than 10% of the Fund's assets would be invested in put options.

As the holder of a call option on a U.S. government security, the Fund would have the right to purchase the underlying security at the exercise price at any time during the option period. The Fund would purchase a call option to acquire the underlying security for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to fix its costs of acquiring the underlying security at the exercise price of the call option plus the premium paid. Pending exercise of the call option, the Fund could invest the exercise price of the call option, which would otherwise have been used for the immediate purchase of the security, in short-term investments providing additional current return. At times, the net costs of acquiring securities in this manner may be less than the cost of acquiring the securities directly. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and could allow the call options to expire, incurring a loss only to the extent of the premium paid for the option. The Fund also could purchase call options on U.S. government securities to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. The Fund would not purchase a call option if, as a result of the purchase, more than 10% of the Fund's assets would be invested in call options.

The Fund may enter into closing transactions with respect to put and call options that it purchases, exercise the options, or permit the options to expire. Profit or loss from a closing transaction will depend on whether the amount that the Fund received on the transaction is more or less than the premium paid for the options plus any related transaction costs.

Although the Fund generally will purchase or write only those options for which the Advisor believes that there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular options or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur.

In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund and other clients of the Advisor and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violations of these limits, and it may impose certain other sanctions. At the date of this SAI, the positions and exercise limitations for common stocks on United States exchanges were 3,000, 5,500 or 8,000 options per stock (i.e., options representing 300,000, 550,000 or 800,000 shares), depending on various factors relating to the underlying security and the Fund's combined stock and options position.

Additional risks exist with respect to certain of the U.S. government securities for which the Fund may write covered call options. If the Fund writes covered call options on mortgage-backed securities, the securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The Fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities.

The trading market in options on U.S. governments securities has varying degrees of depth for various securities. The Advisor will attempt to take appropriate measures to minimize risks relating to the Fund's writing and purchasing of put and call options, but there can be no assurance that the Fund will succeed in its options program.

Zero Coupon Securities

	The Fund may invest in zero coupon bonds. A zero coupon bond pays no interest in cash to its holder during its life, although interest is accrued during that period. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally at significantly less than its face value (sometimes referred to as a "deep discount" price). Because such securities usually trade at a deep discount, they will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate reinvestment risk and lock in a rate of return to maturity.

Reverse Repurchase Agreements

	The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a money market instrument by the Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segregated account consisting of U.S. government securities or cash or cash equivalents to cover its obligations under reverse repurchase agreements with broker-dealers and other financial institutions. The Fund will invest the proceeds in other money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Under the Investment Company Act of 1940, as amended, reverse repurchase agreements may be considered borrowing by the seller.

	Reverse repurchase agreements create opportunities for increased returns to the shareholders of the Fund but, at the same time, create special risk considerations. Although the principal or stated value of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest or dividends the Fund will have to pay in respect thereof, the Fund's net income or other gain will be greater than if this type of leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover this cost, the net income or other gain of the Fund will be less than if the reverse repurchase agreement had not been used.

	The Fund currently intends to invest not more than 33% of its net assets in reverse repurchase agreements.

When-Issued Securities and Delayed Delivery Transactions

In order to secure what the Advisor considers to be an advantageous price or yield, the Fund may purchase U.S. government securities on a when-issued basis or purchase or sell U.S. government securities for delayed delivery. The Fund will enter into such purchase transactions for the purpose of acquiring portfolio securities and not for the purpose of leverage. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, the Fund relies on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

U.S. government securities normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and, to a lesser extent, the public's perception of the creditworthiness of the issuers. In general, U.S. government securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing U.S. government securities on a when-issued basis or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of U.S. government securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

The Fund will at all times maintain in a segregated account at the Custodian, cash or liquid securities equal to the amount of the Fund's when-issued or delayed-delivery commitments. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of such commitments by the Fund. Placing securities rather than cash in the account may have a leveraging effect on the Fund's assets. That is, to the extent that the Fund remains substantially fully invested in securities at the time that it has committed to purchase securities on a when-issued basis, there will be greater fluctuation in its net asset value than if it had set aside cash to satisfy its purchase commitments. On the settlement date, the Fund will meet its obligations from then-available cash flow, the sale of securities held in the separate account, the sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued or delayed-delivery securities themselves (which may have a greater or lesser value than the Fund's payment obligations).

Lending of Portfolio Securities

As stated in the Prospectus, consistent with applicable regulatory requirements the Fund may lend securities from its portfolio to brokers, dealers and other financial organizations. The Fund may not lend its portfolio securities to Salomon Smith Barney or its affiliates without specific authorization from the Securities and Exchange Commission (the "SEC"). Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or securities issued or guaranteed by the United States government or its agencies which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund or with Salomon Smith Barney and which is acting as a "finder."

In lending its portfolio securities, the Fund can increase its income by continuing to receive interest on the loaned securities, as well as either investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Requirements of the SEC, which may be subject to further modifications, currently provide that the following conditions must be met whenever portfolio securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Fund's Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by MMC to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

Transactions in Interest Rate Futures Contracts and Related Options

The Fund may enter into interest rate futures contracts and options on interest rate futures contracts that are traded on a U.S. exchange or board of trade. These investments may be made by the Fund for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions and not for purposes of speculation. The Fund will not be permitted to enter into futures and options contracts (other than those considered bona fide hedging by the Commodity Futures Trading Commission) for which aggregate initial margin deposits and premiums exceed 5% of the fair market value of the Fund's assets, after taking into account unrealized profits and unrealized losses on contracts into which it has entered.

An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of specified interest rate sensitive financial instruments (debt securities) at a specified price, date, time and place.

The purpose of entering into a futures contract by the Fund is to protect the Fund from fluctuations in interest rates on securities without actually buying or selling the securities. For example, if the Fund owns long-term U.S. government securities and interest rates are expected to increase, the Fund may enter into a futures contract to sell U.S. Treasury Bonds. Such a transaction would have much the same effect as the Fund's selling some of the long-term bonds in its portfolio. If interest rates increase as anticipated, the value of certain long-term U.S. government securities in the portfolio would decline, but the value of the Fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it may have otherwise. Of course, because the value of portfolio securities will far exceed the value of the futures contracts sold by the Fund, an increase in the value of the futures contracts can only mitigate - but not totally offset - the decline in the value of the portfolio. If, on the other hand, the Fund held cash reserves and interest rates are expected to decline, the Fund may enter into futures contracts for the purchase of U.S. government securities in anticipation of later purchases of securities. The Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by the Fund upon entering into a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund, upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the Fund enters into a long position in futures or options on futures, it must deposit and maintain in a segregated account with its custodian an amount of cash or cash equivalents equal to the total market value of such futures contract, less the amount of initial margin for the contract and any profits on the contract that may be held by the broker. At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the Fund is subject to the ability of the Advisor to predict correctly movements in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of the Fund. In addition, there can be no assurance that there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities which are the subject of the hedge. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that a liquid market will exist for the contracts at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract.

If the Fund had hedged against the possibility of an increase in interest rates adversely affecting the value of securities held in its portfolio and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates.

Purchasing Options. Options on interest rate futures contracts are similar to options on securities, except that an option on an interest rate futures contract gives the purchaser the right, in return for the premium paid, to assume a position in an interest rate futures contract (rather than to purchase securities) at a specified exercise price at any time prior to the expiration date of the option. A call option gives the purchaser of such option the right to take a long position, and obliges its writer to take a short position in a specified underlying futures contract at a stated exercise price at any time prior to the expiration date of the option. A purchaser of a put option has the right to enter into a short position, and the writer has the obligation to enter into a long position in such contract at the exercise price during the option period. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the interest rate futures contract on the expiration date. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs), and there are no daily cash payments to reflect changes in the value of the underlying contract. However, the value of the option does change daily and that change is reflected in the net asset value of the Fund.

The purchase of put options on interest rate futures contracts is analogous to the purchase of protective puts on debt securities so as to hedge a portfolio of debt securities against the risk of rising interest rates. The Fund may purchase put options on interest rate futures contracts if the Advisor anticipates a rise in interest rates. Because of the inverse relationship between trends in interest rates and the values of debt securities, a rise in interest rates would result in a decline in the value of the Fund's portfolio securities. Because the value of an interest rate futures contract moves inversely in relation to changes in interest rates, as is the case with debt securities, a put option on such a contract becomes more valuable as interest rates rise. By purchasing put options on interest rate futures contracts at a time when the Advisor expects interest rates to rise, the Fund would seek to realize a profit to offset the loss in value of its portfolio securities, without the need to sell such securities.

The Fund may purchase call options on interest rate futures contracts if the Advisor anticipates a decline in interest rates. Historically, unscheduled prepayments on mortgage-backed securities (such as GNMA certificates) have increased in periods of declining interest rates, as mortgagors have sought to refinance at lower interest rates. As a result, if the Fund purchases such securities at a premium prior to a period of declining interest rates, the subsequent prepayments at par will reduce the yield on such securities by magnifying the effect of the premium in relationship to the principal amount of securities, and may, under extreme circumstances, result in a loss to the Fund. This effect may not be offset by any appreciation in value in a debt security normally attributable to the interest rate decline. To protect itself against the possible erosion of principal on securities purchased at a premium, the Fund may purchase call options on interest rate futures. The option would increase in value as interest rates decline, thereby tending to offset any reductions of the yield on portfolio securities purchased at a premium resulting from the effect of prepayments on the amortization of such premiums.

Writing Options. The Fund may write put and call options on interest rate futures contracts other than as part of closing sale transactions, in order to increase its ability to hedge against changes in interest rates. A call option gives the purchaser of such option the right to take a long position, and obliges the Fund as its writer to take a short position in a specified underlying futures contract at a stated exercise price at any time prior to the expiration date of the option. A purchaser of a put option has the right to take a short position, and obliges the Fund as the writer to take a long position in such contract at the exercise price during the option period.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the debt securities which are deliverable upon exercise of the futures contract. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's holdings of debt securities. If a put option is exercised, the net cost to the Fund of the debt securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, the Fund's purchase price upon exercise of the option may be greater than the price at which the debt securities might be purchased in the cash market, and, therefore, a loss may be realized when the difference between the exercise price and the market value of the debt securities is greater than the premium received for writing the option.

As is currently the case with respect to its purchases of futures, the Fund will write put and call options on interest rate futures contracts only as a hedge against changes in the value of its securities that may result from market conditions, and not for purposes of speculation.

When the Fund writes a call or a put option, it will be required to deposit initial margin and variation margin pursuant to brokers' requirements similar to those applicable to interest rate futures contracts described above. In addition, net option premiums received for writing options will be included as initial margin deposits. At any time prior to the expiration of the option, the Fund may elect to close the position.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on interest rate futures contracts. These risks include the lack of assurance of perfect correlation between price movements in the option on interest rate futures, on the one hand, and price movements in the portfolio securities that are the subject of the hedge, on the other hand. In addition, the Fund's writing of put and call options on interest rate futures will be based upon predictions as to anticipated interest rate trends, which predictions could prove to be inaccurate. The ability to establish and close out positions on such options will be subject to the maintenance of a liquid market, and there can be no assurance that such a market will be maintained or that closing transactions will be effected. Moreover, the option may not be subject to daily price fluctuation limits while the underlying futures contract is subject to such limits, and as a result normal pricing relationships between options and the underlying futures contract may not exist when the future is trading at its price limit. In addition, there are risks specific to writing (as compared to purchasing) such options. While the Fund's risk of loss with respect to purchased put and call options on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs), the writer of an option who does not have a covering position in the underlying futures contract is subject to risk of loss on the futures contract less the premium received. When the Fund writes such an option, it is obligated to a broker for the payment of initial and variation margin.

Under policies adopted by the Board of Directors, the Fund's investment in premiums paid for call and put options at any one time may not exceed 5% of the value of the Fund's total assets.

Investment Restrictions

Restrictions numbered 1 through 7 below have been adopted by the Fund as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority of the outstanding shares of the Fund, defined as the lesser of (a) 67% or more of the shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the Fund's outstanding shares. The remaining restrictions may be changed by a vote of the Fund's Board of Directors at any time.

The Fund will not:

	1.	Invest in a manner that would cause it to fail to be a
"diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2.	Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder

3.	Invest more than 25% of its total assets in securities, the
issuers of which are in the same industry. For purposes of this limitation, U.S. government securities (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

4.	Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

5.	Make loans.  This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements;
and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

6.	Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7.	Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Funds' investment objective and policies); or (d) investing in real estate investment trust securities.

8.	Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

9.	Purchase or sell oil, gas or other mineral exploration or
development programs.

10.	Purchase restricted securities, illiquid securities (such
as repurchase agreements with maturities in excess of seven days) or other securities which are not readily marketable if more than 15% of the total assets of the Fund would be invested in such securities.

11.	Purchase any security if as a result the Fund would then
have more than 5% of its total assets (taken at current value) invested in securities of companies that have been in continuous operations for fewer than three years, except that this restriction will not apply to U.S. government securities. (For purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general partners and guarantors of underlying assets.)

12.	Make investments for the purpose of exercising control or
management.

13.	Engage in the purchase or sale of put, call, straddle or
spread options or in the writing of such options, except that (a) the Fund may purchase and sell options on U.S. government securities, write covered put and call options on U.S. government securities and enter into closing transactions with respect to such options and (b) the Fund may sell interest rate futures contracts and write put and call options on interest rate futures contracts.

Certain restrictions listed above permit the Fund without shareholder approval to engage in investment practices that the Fund does not currently pursue. The Fund has no present intention of altering its current investment practices as otherwise described in the Prospectus and this SAI and any future change in those practices would require Board approval and appropriate disclosure to investors. If a percentage restriction is complied with at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.

Portfolio Turnover

While the Fund does not intend to trade in securities for short-term profits, securities may be sold without regard to the amount of time that they have been held by the Fund when warranted by the circumstances. Certain practices which may be employed by the Fund would result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% would occur, for example, if all of the Fund's securities were replaced once during a period of one year. For the 1998, 1997 and 1996 fiscal years, the Fund's rates of portfolio turnover (the lesser of purchases or sales of portfolio securities, excluding short-term securities, for the year divided by the monthly average value of portfolio securities) were 363%, 121% and 275%, respectively.





Portfolio Transactions

Decisions to buy and sell securities for the Fund are made by the Advisor, subject to the overall supervision and review of the Fund's Board of Directors. Portfolio securities transactions for the Fund are effected by or under the supervision of the Advisor.

The Fund normally purchases newly issued U.S. government securities directly from the U.S. Treasury or from the agency or instrumentality that is the issuer. Certain U.S. government securities are purchased from an underwriter acting as principal. Other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained; such dealers may be acting as either agents or principals. No brokerage commissions typically are paid by the Fund on purchases and sales of portfolio securities. The purchase price paid by the Fund to underwriters of newly issued securities and dealers in the after-market normally are executed at a price between the bid and asked prices.

The Advisor selects dealers for portfolio transactions in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary considerations are the availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers which provide supplemental investment research and statistical or other services to the Advisor may receive orders for portfolio transactions by the Fund. Information so received enables the Advisor to supplement its own research and analysis with the views and information of other securities firms. Such information may be useful to the Advisor in serving both the Fund and other clients, and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor in carrying out its obligations to the Fund.


While investment decisions for the Fund are made independently from those of the other accounts managed by the Advisor, investments of the type that the Fund may make also may be made by such other accounts. When the Fund and one or more other accounts managed by the Advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

PURCHASE OF SHARES

Volume Discounts

The schedule of sales charges on Class A shares described in the Prospectus applies to purchases made by any "purchaser,'' which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code''), and qualified employee benefit plans of employers who are "affiliated persons'' of each other within the meaning of the 1940 Act; (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code; and (f) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of the Fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts should contact a Salomon Smith Barney Financial Consultant.

Combined Right of Accumulation

Reduced sales charges, in accordance with the schedule in the Prospectus, apply to any purchase of Class A shares if the aggregate investment in Class A shares of the Fund and in Class A shares of other Smith Barney Mutual Funds offered with a sales charge, including the purchase being made, of any purchaser is $25,000 or more. The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. The Fund reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the right of accumulation, shareholders should contact a Salomon Smith Barney Financial Consultant.



Determination of Public Offering Price

The Fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of the Fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B and Class L share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000), is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC''), however, is imposed on certain redemptions of Class B and Class L shares, and Class A shares when purchased in amounts equaling or exceeding $500,000. The method of computation of the public offering price is shown in the Fund's financial statements incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

The right of redemption may be suspended or the date of payment postponed (a) for any period during which the New York Stock Exchange, Inc. ("NYSE'') is closed (other than for customary weekend and holiday closings), (b) when trading in markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for the protection of the Fund's shareholders.

Distribution in Kind

If the Board of Directors of the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the Fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan'') is available to shareholders who own shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences.) To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments will reduce the shareholder's investment and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the Transfer Agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund. Withdrawal Plans should be set up with a Salomon Smith Barney Financial Consultant. A shareholder who purchases shares directly through the Transfer Agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the Transfer Agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant.




DISTRIBUTOR

CFBDS serves as the Fund's distributor pursuant to a written agreement dated October 8, 1998 (the "Distribution Agreement"), which was approved by the Fund's Board of Directors on July 15, 1998. Prior to the merger of Travelers Group, Inc. and Citicorp Inc. on October 8, 1998, Salomon Smith Barney served as the Fund's distributor. For the fiscal years ended July 31, 1996, 1997 and 1998, Salomon Smith Barney received $279,000, $148,000 and $144,000, respectively, in sales charges for the sale of the Fund's Class A shares and did not reallow any portion thereof to dealers. For the fiscal years ended July 31, 1996, 1997, and 1998, Salomon Smith Barney received $489,000, $216,000 and $141,000, respectively, representing CDSC on redemption of the Fund's Class B shares.

When payment is made by the investor before the settlement date, unless otherwise directed by the investor, the funds will be held as a free credit balance in the investor's brokerage account, and Salomon Smith Barney may benefit from the temporary use of the funds. The Fund's Board of Directors has been advised of the benefits to Salomon Smith Barney resulting from three-day settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and Distribution Agreements for continuance.

For the fiscal year ended July 31, 1998, Salomon Smith Barney incurred distribution expenses totaling approximately $1,662,117 consisting of approximately $80,118 for advertising, $6,544 for printing and mailing of prospectuses, $925,669 for support services, $609,890 to Salomon Smith Barney Financial Consultants, and $105 in accruals for interest on the excess of Salomon Smith Barney expenses incurred in distributing the Fund's shares over the sum of the distribution fees and CDSC received by Salomon Smith Barney from the Fund.

Distribution Arrangements

To compensate Salomon Smith Barney for the services it provides and for the expense it bears, the Fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to the Class A, Class B and Class L shares. In addition, the Fund pays Salomon Smith Barney a distribution fee with respect to the Class B and Class L shares primarily intended to compensate Salomon Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B distribution fee is calculated at the annual rate of 0.50% of the value of the Fund's average daily net assets attributable to the shares of the Class. The Class L distribution fee is calculated at the annual rate of 0.45% of the value of the Fund's average daily net assets attributable to the shares of the Class.

The following service and distribution fees were incurred pursuant to a Distribution Plan during the periods indicated:

Distribution Plan Fees


Fiscal Year
Ended
7/31/98

Fiscal Year
Ended
7/31/97

Fiscal Year
Ended 7/31/96
Class A
$975,661
1,078,392
1,252,233
Class B
$631,602
775,428
923,663
Class L*
$16,373
10,458
5,915
*Class L shares were called Class C shares until June 12, 1998.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Fund's Board of Directors, including a majority of the Independent Directors. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments of the Plan also must be approved by the Directors and Independent Directors in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the Independent Directors or by vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act) on not more than 30 days' written notice to any other party to the Plan. Pursuant to the Plan, Salomon Smith Barney will provide the Fund's Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES

Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Fund in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. U.S. government securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Fund's Board of Directors. Over-the-counter securities will be valued on the basis of the bid price at the close of business on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instruments. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Fund's Board of Directors.

EXCHANGE PRIVILEGE

Except as noted below, shareholders of any of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same Class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

A.	Class A and Class Y shareholders of the Fund who wish to
exchange all or a portion of their shares for shares of the respective Class in any of the funds of the Smith Barney
Mutual Fund Complex may do so without imposition of any charge.

B. Class B shares of any fund may be exchanged without a sales charge. Class B shares of the Fund exchanged for Class B shares of another fund will be subject to the higher applicable CDSC of the two funds. Upon an exchange, the new Class B shares will be deemed to have purchased on the same date as the Class B shares of the Fund that have been exchanged.
C. Upon exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the fund that have been exchanged.

Dealers other than Salomon Smith Barney must notify the Transfer Agent of the investor's prior ownership of Class A shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder would obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Salomon Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired.
Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

PERFORMANCE DATA

From time to time, the Fund may quote its yield or total return in advertisements or in reports and other communications to shareholders. The Fund may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from the following industry and financial publications:
Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Business Daily, Money, Morningstar Mutual Funds Values, The New York Times, USA Today and The Wall Street Journal.

Average Annual Total Return

"Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

				P(1 = T)n = ERV

Where		P	=	a hypothetical initial payment of $1,000.

		T	=	average annual total return.

		n	=	number of years.

	ERV	=	Ending Redeemable Value of a hypothetical $1,000
investment made at the beginning of a 1-, 5-, or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

The Fund's average annual total returns for Class A shares were as follows for the periods indicated:

	0.73% for the one-year period beginning August 1, 1997 through July
31, 1998;
	4.72% per annum during the five-year period beginning on August 1, 1993 through July 31, 1998; and
	7.74% per annum during the ten-year period beginning in August 1, 1988 through July 31, 1998.

The average annual total return figures assume that the maximum 4.50% sales charge has been deducted from the investment at the time of purchase. If the maximum sales charge of 4.50% had not been deducted at the time of purchase, the average annual total return for the same periods would have been 5.51%, 5.70%, and 8.24%, respectively.

The Fund's average annual total returns for Class B shares were as follows for the periods indicated:

	0.53% for the one-year period beginning August 1, 1997 through July
31, 1998;
	4.98% for the five-year period beginning August 1, 1993 through July 31, 1998; and
	6.20% per annum during the period from commencement of operations (November 6, 1992) through July 31, 1998.

The average annual total return figures assume that the maximum applicable CDSC has been deducted from the investment at the time of redemption. If the maximum applicable CDSC had not been deducted at the time of redemption, the average annual total return for the same periods would have been 4.99%, 5.14% and 6.20%, respectively.

The Fund's average total returns for Class L shares (formerly designated Class C shares) were as follows for the periods indicated:

	3.04% for the one-year period beginning August 1, 1997 through July 31, 1998;
	4.96% for the five-year period beginning August 1, 1993 through July 31, 1998; and
	5.13% per annum during the period from commencement of operations (June 29, 1993) through July 31, 1998.

The average annual total return figures assume that the maximum applicable CDSC has been deducted from the investment at the time of redemption. If the maximum applicable CDSC had not been deducted at the time of redemption, the average annual total return for the same periods would have been 5.07%, 5.17% and 5.33%, respectively.

Aggregate Total Return

"Aggregate total return" figures represent the cumulative change in the value of an investment in the Class for the specified period and are computed by the following formula:

					ERV-P
					     P

Where:		P		=	a hypothetical initial payment of $10,000
	ERV	=	Ending Redeemable Value of a hypothetical $10,000
investment made at the beginning of the 1-, 5-, or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

The Fund's aggregate total returns for Class A shares were as follows for the periods indicated:

	0.73% for the one-year period beginning August 1, 1997 through July
31, 1998;
	25.96% during the five-year period beginning on August 1, 1993 through July 31, 1998; and
	110.76% during the ten-year period beginning on August 1, 1988 through July 31, 1998.

These aggregate total return figures assume that the maximum 4.50% sales charge has been deducted from the investment at the time of purchase. If the maximum sales charge had not been deducted at the time of purchase, the Class A shares' aggregate total return for the same periods would have been 5.51%, 31.93%, and 120.74%, respectively.
    The Fund's aggregate total returns for Class B shares were as follows for the periods indicated:

	0.53% for the one-year period beginning August 1, 1997 through July
31, 1998; and
	41.20% during the period from commencement of operations (November 6, 1992) through July 31, 1998.

These aggregate total return figures assume that the maximum applicable CDSC has been deducted from the investment at the time of redemption. If the maximum CDSC had not been deducted at the time of redemption, the Class B shares' aggregate total return for the same periods would have been 4.99% and 41.20%, respectively.

The Fund's aggregate total returns for Class L shares (formerly designated Class C shares) were as follows for the periods indicated:

	3.04% for the one-year period beginning August 1, 1997 through July
31, 1998; and
	28.99% during the period from commencement of operations (June 29, 1993) through July 31, 1998.

These aggregate total return figures assume that the maximum applicable CDSC has been deducted from the investment at the time of redemption. If the maximum CDSC had not been deducted at the time of redemption, the Class L shares' aggregate total return for the same periods would have been 5.07% and 30.26%, respectively.

Performance will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance

TAXES

Taxation of the Fund

The following is a summary of certain Federal income tax considerations that may affect the Fund and its shareholders. This summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Fund.

The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Provided that the Fund
(a) qualifies as a regulated investment company and (b) distributes at least 90% of its net investment income (including, for this purpose, net realized short-term capital gains), the Fund will not be liable for Federal income taxes to the extent that its net investment income and its net realized long- and short-term capital gains, if any, are distributed to its shareholders. Interest received from U.S. government securities, and short-term gains from the sale of U.S. government securities and from the Fund's options transactions, will qualify toward this 90% limitation.

Taxation of Fund Shareholders

The Fund will pay dividends consisting of substantially all of its net investment income monthly. Distributions of net realized short-term capital gains, if any, generally are declared and paid annually, although they may be declared or paid more or less frequently at the discretion of the Fund's Board of Directors. The Fund will distribute net realized long-term capital gains, if any, at the end of the fiscal year in which they are earned. Dividends from net investment income and distributions of net realized short-term capital gains are taxable to a shareholder as ordinary income for Federal income tax purposes, regardless of whether the shareholder receives the dividends or distributions in additional shares or in cash. Distributions of net realized long-term capital gains are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to any share and if such share is held by the shareholder for six months or less, then any loss on the redemption or exchange of such share, up to the amount of the distribution, will be treated as long-term capital loss. Dividends and distributions paid by the Fund generally will not be eligible for the dividends received deduction for corporations.

If a shareholder (a) incurs a sales charge in acquiring shares of the Fund, (b) disposes of those shares within 90 days and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (i.e., exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent that the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Investors considering buying shares of the Fund on or just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming distribution payment, any such payment will be a taxable dividend or distribution payment.

If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% backup withholding tax with respect to (a) dividends and distributions and (b) proceeds of any redemption of Fund shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.

Taxation of the Fund's Investments

Gains or losses on the sales of securities by the Fund generally will be long-term capital gains or losses if the securities have been held by the Fund for more than one year and will be short-term capital gains or losses if the securities have been held by the Fund for one year or less. If the Fund acquires a debt security at a substantial discount, a portion of any gain on its sale or redemption may be characterized as ordinary income, rather than capital gains, to the extent that it reflects accrued market discount.

When the Fund writes a covered call option on a debt security, it will receive a premium. If an option which the Fund has written expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security. Subject to the "straddle rules" discussed below, any such gain or loss is recognized as a short-term capital gain or loss for Federal income tax purposes. If a call option written by the Fund is exercised, the Fund will realize (subject to the straddle rules discussed below) a capital gain or loss from the sale of the underlying security, and will treat the premium originally received as additional proceeds from the sale. Such gain or loss will be long-term or short-term depending on the holding period of the underlying security. If a put option written by the Fund is exercised, the Fund will treat the premium received as an adjustment to its purchase price of the debt security and the Fund's holding period with respect to the debt security that it has acquired will begin on the date of purchase of the debt security, rather than on the date that the put was written.

For Federal income tax purposes, gains and losses on interest rate futures contracts, options on interest rate futures contracts, and certain other options that are traded on a qualified board of trade (collectively referred to herein as "section 1256 contracts") are taxed pursuant to a special "mark-to-market system." Pursuant to the mark-to-market system, the Fund may be treated as realizing a greater or lesser amount of gains or losses than actually realized. As a general rule, gain or loss on section 1256 contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, and accordingly, the mark-to-market system generally will affect the amount of capital gains or losses taxable to the Fund and the amount of distributions to a shareholder. Moreover, if the Fund invests in both section 1256 contracts and "offsetting positions" in such contracts, then the Fund might not be able to receive the benefit of certain recognized losses for an indeterminate period of time. The Fund expects that its activities with respect to section 1256 contracts and offsetting positions in such contracts (a) will not cause it or its shareholders to be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received and
(b) will permit it to use substantially all of its losses for the fiscal years in which such losses actually occur.

Section 1092 of the Code provides rules, overriding the rules described above, in the case of straddles. Straddles are defined to include "offsetting positions" in actively traded personal property.
It is not clear under current law under what circumstances one investment made by the Fund, such as in options or futures contracts, would be treated as "offsetting" another investment also held by the Fund, such as the underlying debt security (or vice versa) and, therefore, whether the Fund may be treated as having entered into a straddle. In general, investment positions may be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. If two or more positions constitute a straddle, a realized loss from one position (including a mark-to-market loss) must be deferred to the extent of unrecognized gain in an offsetting position. Furthermore, with respect to such positions, the holding period rules described above may be modified to recharacterize long-term gain as short-term gain, or to recharacterize short-term loss as long-term loss. Moreover, interest and other carrying charges allocable to personal property that is part of a straddle must be capitalized. Section 1092 also provides that "wash sale" rules are applicable to transactions in which a position is sold at a loss and a new offsetting position is acquired within or has been held for a prescribed period. To the extent that the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred or recharacterized as long-term losses, and long-term gains realized by the Fund may, for certain purposes, be converted to short-term gains.

The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including state and local tax liabilities.


ADDITIONAL INFORMATION

The Fund was incorporated on June 15, 1984 under the name Shearson Government Mortgage Income Fund Inc. On January 20, 1988, November 4, 1992, July 30, 1993 and October 14, 1994, the Fund changed its name to Shearson Lehman Managed Governments Inc., Shearson Lehman Brothers Managed Governments Fund, Smith Barney Shearson Managed Governments Fund Inc. and Smith Barney Managed Governments Fund Inc., respectively.

PNC, located at 17th and Chestnut Streets, Philadelphia,
Pennsylvania, serves as the custodian of the Fund. Under its custody agreement with the Fund, PNC holds the Fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transactions charges. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.

First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts that it maintains for the Fund during the month and is reimbursed for certain out-of-pocket expenses.

FINANCIAL STATEMENTS

The Fund's Annual Report for the fiscal year ended July 31, 1998 is incorporated herein by reference in its entirety.




						Smith Barney
						Managed
						Governments
						Fund Inc.


Statement of

Additional
Information















November 27, 1998










Smith Barney
Managed Governments Fund Inc.
388 Greenwich Street
New York, NY  10013
 ...................................Fund........................
	   	SALOMON SMITH BARNEY
								A Member of Citigroup







27



	PART C

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:

		Included in Part A:

		Financial Highlights

		Included in Part B:

	The Registrant's Annual Report for the year ended July 31, 1998 and the report of Independent Accountants dated September 15, 1998, are incorporated by reference to the Definitive 30b-1 filed on October 26, 1998 as Accession # 0000091155-98-000637.

		Included in Part C:

		Consent of Independent Accountants

(b)	Exhibits

Exhibit No.	Description of Exhibits

		All references are to the Registrant's Registration Statement on Form N-1A (the "Registration Statement") as filed with the SEC on June 29, 1984 (File Nos. 2-91948 and
811-4061).

(1)(a)		Registrant's Articles of Incorporation dated June 18,
1984 are incorporated by reference to the Registration
Statement.

(b)		Form of Articles of Amendment to Articles of Incorporation
dated August 20, 1984, May 20, 1988, November 4, 1992,
November 19, 1992, July 30, 1993 and October 14, 1994 and
November 7, 1994, respectively, are incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement filed on November 7, 1994 ("Post-
Effective Amendment No. 20").

(c) Articles of Amendment to Articles of Incorporation dated
June 1, 1998, filed herein.

(2)		Registrant's By-Laws are incorporated by reference to the
Registration Statement.

(3)		Not Applicable.

(4)(a)		Registrant's form of stock certificate for Class A
shares is incorporated by reference to Pre-Effective
Amendment No. 1 to the Registration Statement as filed with the SEC on August 8, 1985 ("Pre-Effective Amendment No. 1").

(b)		Registrant's form of stock certificate for Class B shares is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement as filed with the SEC on October 23, 1992 ("Post-Effective Amendment No. 13").

(5)		Investment Advisory Agreement dated July 30, 1993 between
the Registrant and Greenwich Street Advisors is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement as filed with the SEC on September
30, 1993 ("Post-Effective Amendment No. 16")

(b)		Form of Transfer of Investment Advisory Agreement dated as
of November 7, 1994, among  Registrant, Mutual Management
Corp. and SBMFM is incorporated by reference to Post
Effective Amendment No. 21 dated November 30, 1995.

(6)(a)	Distribution Agreement dated July 30, 1993 between the
Registrant and Smith Barney Shearson Inc. is incorporated by reference to Post-Effective Amendment No. 16.

(b) Form of Distribution Agreement dated October 8, 1998 between the Registrant and CFBDS, Inc. is filed herein.

(7)		Not Applicable.

(8)		Form of Custody Agreement between the Registrant and PNC
Bank, National Association dated as of July 12, 1995 is incorporated by reference to Post Effective Amendment No. 21 dated November 30, 1995

(9)(a)		Transfer Agency Agreement dated August 2, 1993 between
the Registrant and The Shareholder Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement filed with the SEC on October
23, 1992.

(b)		Administration Agreement dated April 20, 1994 between the
Registrant and Smith, Barney Advisers, Inc. ("SBA") is incorporated by reference to Post-Effective Amendment No.
20.

(10)		Not Applicable.

(11)(a)		Consent of Independent Accountants is filed herewith

(b)		Consent of Morningstar Mutual Fund Values is incorporated by reference to Post-Effective Amendment No. 13.

(12)		Not Applicable.

(13)		Not Applicable.


(14)		Form of Smith Barney Defined Contributions Plan Document is
incorporated by reference to Post Effective Amendment No. 23 filed on December
6, 1996


(15)(a)	Amended and Restated Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant and Smith Barney Inc.
("Smith Barney") is incorporated by reference to Post-
Effective Amendment No. 20.

(b) Form of Amended and Restated Services and Distribution Plan pursuant to Rule 12b-1 dated October 8, 1998 between the Registrant and Salomon Smith Barney, Inc.

(16)		Performance Data is incorporated by reference to Post-
Effective Amendment No. 7 to the Registration Statement as filed with the SEC on November 29, 1988.

(17)		Financial Data Schedule is filed herein.

(18)(a)	Form of Rule 18f-(3)d Multiple Class Plan A Registrant is
incorporated by reference to Post Effective Amendment No. 21 dated November 30, 1995.

(b)		Rule 18f-3(d) Multiple Class Plan filed herein.

Item 25.	Persons Controlled by or under Common Control with
Registrant

		None

Item 26.	Number of Holders of Securities

			(1)					(2)
			Title of Class		Number of Record Holders
						by Class as of October
						31, 1997

		Common stock, par		Class A 23,169
		value $.001 per share		Class B   5,601
						Class C       92
						Class Y        9

Item 27.	Indemnification

		Response to this item is incorporated by reference to Post-Effective Amendment No. 13.

Item 28(a).	Business and Other Connections of Investment Adviser

Investment Adviser and Administrator - - Mutual Management Corp.
("MMC")
(f/k/a Smith Barney Mutual Funds Management Inc.), was incorporated in December 1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings
Inc. ("Holdings"),(formerly known as Smith Barney Holdings Inc.), which in turn is a wholly owned subsidiary of Citigroup Inc. MMC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act") and has, through its predecessors, been in the investment counseling business since 1934. MMC serves as the Investment Advisor and Administrator for the Fund.

The list required by this Item 28 of the officer and directors of MMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by MMC pursuant to the Advisers Act (SEC File No. 801-8314).

Item 29.	Principal Underwriters


(a) CFBDS, the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital Markets Funds, Global Horizons Investment Series (Cayman Islands), Greenwich Street California Municipal Fund Inc., Greenwich Street Municipal Fund Inc., Greenwich Street Series Fund, High Income Opportunity Fund Inc., The Italy Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio II Inc., Managed Municipals Portfolio Inc. Municipal High Income Fund Inc., Puerto Rico Daily Liquidity Fund Inc., Puerto Rico Equity Index and Income Fund Inc., Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Intermediate Municipal Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Fund, Inc., Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Smith Barney Worldwide Special Fund N.V. (Netherlands Antilles), Travelers Series Fund Inc., The USA High Yield Fund N.V.(Netherlands Antilles), Worldwide Securities Limited
(Bermuda), Zenix Income Fund Inc. and various series of unit investment trusts.

In addition, CFBDS is also the distributor for CitiFunds(SM) International Growth & Income Portfolio, CitiFunds(SM) International Growth Portfolio, CitiFunds(SM) Intermediate Income Portfolio, CitiFunds(SM) Short-Term U.S. Government Income Portfolio, CitiFunds(SM) Large Cap Growth Portfolio, CitiFunds(SM) Cash Reserves, CitiFunds(SM) U.S. Treasury Reserves, CitiFunds(SM) Premium U.S. Treasury Reserves, CitiFunds(SM) Premium Liquid Reserves, CitiFunds(SM) Tax Free Reserves, CitiFunds(SM) California Tax Free Reserves, CitiFunds(SM) Connecticut Tax Free Reserves, CitiFunds(SM) New York Tax Free Reserves, CitiFunds(SM) Balanced Portfolio, CitiFunds(SM) Small Cap Value Portfolio, CitiFunds(SM) Growth & Income Portfolio, CitiFunds(SM) Small Cap Growth Portfolio, CitiFunds(SM) National Tax Free Income Portfolio, CitiFunds(SM) New York Tax Free Income Portfolio, CitiFunds(SM) California Tax Free Income Portfolio, CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500, CitiFunds(SM) Small Cap Growth VIP Portfolio, CitiSelect(R) Folio 200, CitiSelect(R) Folio 300, CitiSelect(R) Folio 400, and CitiSelect(R) Folio 500. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc., Salomon Brothers Variable Series Funds Inc.



(b)	The information required by this Item 29 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	not applicable






Item 30.	Location of Accounts and Records

The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

	NAME						ADDRESS

	Mutual Management Corp.			388 Greenwich Street, 22nd
Floor
	(Investment Adviser and Administrator)		New York, NY
10013

CFBDS, Inc.					21 Milk Street, 5th Floor
	(Distributor)					Boston, MA   02109

	PNC Bank, National Association 		17th and Chestnut
Streets
(Custodian) 		Philadelphia, PA 19103

First Data Investor Services Group Inc.  		One Exchange Place,
(Transfer Agent) 		Boston, MA    02109


Item 31.	Management Services

	Not applicable.


Item 32.	Undertakings

(a)	Not applicable.

(b)	Not applicable

(c)	Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest report to shareholders, upon request and without charge.

EXHIBIT INDEX


Exhibit No.	Exhibit

(1)(c)		Amendment to Articles of Incorporation dated June 1, 1998.

(6)(b)		Distribution Agreement between the Registrant and CFBDS,
Inc. dated  October 8, 1998.

(11)(a)	Consent of KPMG Peat Marwick LLP

(15)(b)	Amended and Restated Services and Distribution Plan pursuant to Rule 12b-1 dated October 8, 1998, between the Registrant and Salomon Smith Barney, Inc.

(17)	Financial Data Schedule

(18)	Rule 18f-3(d) Multiple Class Plan



	SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY MANAGED GOVERNMENTS FUND INC., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 27th day of November 1998.

			SMITH BARNEY MANAGED GOVERNMENTS
			FUND INC.


			By: /s/ Heath B. McLendon
			       Heath B. McLendon,
			       Chairman of the Board

	WITNESS our hands on the date set forth below.

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature			Title				Date

/s/ Heath B. McLendon  	Chairman of the Board		11/27/98
Heath B. McLendon		(Chief Executive Officer)

/s/ Lewis E. Daidone    		Treasurer (Chief Financial
	11/27/98
Lewis E. Daidone		and Accounting Officer)

/s/ Herbert Barg*		Director			11/27/98
Herbert Barg

/s/ Alfred Bianchetti*		Director			11/27/98
Alfred Bianchetti

/s/ Martin Brody*		Director			11/27/98
Martin Brody

/s/ Dwight Crane*		Director			11/27/98
Dwight Crane

/s/ Burt N. Dorsett*		Director			11/27/98
Burt N. Dorsett

/s/ Elliot S. Jaffe *		Director			11/27/98

Elliot S. Jaffe

/s/ Stephen Kaufman*		Director			11/27/98

Stephen Kaufman

/s/ Joseph McCann*		Director			11/27/98

Joseph McCann

/s/ Cornelius C. Rose, Jr*.	Director			11/27/98

Cornelius C. Rose, Jr.

______________________________________________________________

* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 27, 1996.

/s/ Heath B. McLendon
Heath B. McLendon